UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Brian C. Janssen

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2022

Find diverse total
return opportunities
in global bonds

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for the periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–17.20%	–0.73%	0.32%
Class A shares (reflecting 3.75% maximum sales charge)	–20.55	–1.81	–0.37

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.59% for Class F-2 shares and 0.93% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 3.43% for Class F-2 shares and 2.96% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 2.81% for Class F-2 shares and 2.32% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the Capital World Bond Fund for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/bfwfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

36	Financial statements

40	Notes to financial statements

55	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 8/4/87)

Capital World Bond Fund (Class F-2 shares)[1]	–15.73%	–17.20%	–0.73%	0.32%	5.38%
Capital World Bond Fund (Class A shares)	–15.90	–17.46	–1.06	0.01	5.09
Bloomberg Global Aggregate Index[2]	–13.91	–15.25	–0.55	0.11	5.10
Lipper Global Income Funds Average[3]	–12.36	–13.38	–0.14	0.81	5.27

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg source: Bloomberg Index Services Ltd. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. The Bloomberg Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2022 FTSE Index LLC. All rights reserved.
[3]	Source: Refinitiv Lipper. Lipper Global Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

Investment portfolio June 30, 2022	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*:
Germany	2.47%
France	2.21
Spain	1.56
Italy	1.26
Greece	.80
Austria	.60
Finland	.24
Ireland	.20
Belgium	.11
Portugal	.08
Luxembourg	—	†	9.53%
Japan			6.45
China			4.30
Canada			3.09
United Kingdom			2.86
Mexico			2.38
Australia			2.12
Colombia			1.14
Other			10.40
			42.27%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
†	Amount less than .01%

Bonds, notes & other debt instruments 92.54%	Principal amount (000)		Value (000)
Euros 15.78%
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR	14,560	$12,435
Allianz SE 5.625% 2042 (3-month EUR-EURIBOR + 5.00% on 10/17/2022)[1]		800	849
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]		13,900	14,640
Altria Group, Inc. 2.20% 2027		12,413	11,716
American Medical Systems Europe BV 1.375% 2028		1,220	1,170
American Tower Corp. 0.45% 2027		10,525	9,621
American Tower Corp. 0.875% 2029		8,385	7,160
American Tower Corp. 1.25% 2033		3,000	2,327
Anheuser-Busch InBev NV 1.125% 2027		3,275	3,198
Anheuser-Busch InBev NV 2.875% 2032		805	821
AT&T, Inc. 1.60% 2028		2,290	2,251
AT&T, Inc. 2.05% 2032		6,250	5,907
Austria (Republic of) 0% 2031		56,012	50,240
Austria (Republic of) 0.90% 2032		30,145	28,788
Austria (Republic of) 0.70% 2071		340	191
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]		8,140	7,247
Bayer Capital Corp. BV 1.50% 2026		2,400	2,395
Belgium (Kingdom of), Series 72, 2.60% 2024		5,340	5,802
Belgium (Kingdom of), Series 89, 0.10% 2030		2,950	2,718

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Belgium (Kingdom of), Series 94, 0.35% 2032	EUR	3,230	$2,876
Belgium (Kingdom of), Series 88, 1.70% 2050		895	768
Belgium (Kingdom of), Series 95, 1.40% 2053		2,240	1,732
BMW Finance NV 1.50% 2029		3,000	2,929
British American Tobacco International Finance PLC 2.75% 2025		8,000	8,290
Buzzi Unicem SpA 2.125% 2023		2,000	2,100
Caisse d’Amortissement de la Dette Sociale 0% 2026		2,900	2,840
CaixaBank, SA 1.375% 2026		13,100	12,636
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		25,400	24,762
Cameroon (Republic of) 5.95% 2032		850	664
Celanese US Holdings, LLC 0.625% 2028		1,500	1,218
Chubb, Ltd. 1.55% 2028		1,040	1,008
Comcast Corp. 0% 2026		7,770	7,365
Comcast Corp. 0.25% 2027		6,700	6,273
Comcast Corp. 0.25% 2029		8,195	7,127
Comcast Corp. 1.25% 2040		1,300	974
Crédit Agricole SA 0.50% 2024		1,200	1,218
DH Europe Finance II SARL 0.45% 2028		1,957	1,804
Dow Chemical Co. 0.50% 2027		170	157
Dow Chemical Co. 1.125% 2032		640	526
Dow Chemical Co. 1.875% 2040		1,000	706
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]		4,000	3,397
Egypt (Arab Republic of) 5.625% 2030		504	329
Enel Finance International SA 1.00% 2024		4,000	4,103
Equinix, Inc. 0.25% 2027		2,820	2,561
Equinix, Inc. 1.00% 2033		10,800	8,370
Equinor ASA 1.375% 2032		1,041	957
European Financial Stability Facility 0.40% 2025		26,000	26,665
European Investment Bank 0.00% 2027		7,240	7,016
European Investment Bank 0.375% 2027		9,460	9,326
European Investment Bank, 0% 2028		5,220	4,912
European Investment Bank 0% 2031		2,020	1,790
European Investment Bank 0.25% 2032		39,400	34,841
European Investment Bank 1.50% 2032		6,160	6,106
European Union 0% 2025		350	352
European Union 0% 2026		12,700	12,574
European Union 0% 2026		3,590	3,579
European Union 0.25% 2026		4,945	4,923
European Union 0% 2028		19,680	18,678
European Union 0% 2028		800	754
European Union 0% 2031		4,680	4,105
European Union 0% 2035		1,355	1,056
European Union 0.20% 2036		11,650	9,134
Finland (Republic of) 0.125% 2031		3,000	2,699
Finland (Republic of) 1.50% 2032		28,410	28,622
French Republic O.A.T. 0% 2024		7,530	7,819
French Republic O.A.T. 0.50% 2025		5,760	5,942
French Republic O.A.T. 0.10% 2026[3]		87,033	96,816
French Republic O.A.T. 0% 2027		7,180	7,077
French Republic O.A.T. 1.00% 2027		740	763
French Republic O.A.T. 0% 2030		75,900	68,651
French Republic O.A.T. 0% 2031		9,930	8,748
French Republic O.A.T. 0% 2032		31,885	27,630
French Republic O.A.T. 1.25% 2034		10,090	9,627
French Republic O.A.T. 0.50% 2040		25,850	19,809
French Republic O.A.T. 0.50% 2044		1,620	1,153
French Republic O.A.T. 2.00% 2048		1,590	1,529
French Republic O.A.T. 0.75% 2052		48,260	32,251
French Republic O.A.T. 1.75% 2066		380	317
General Electric Co. 4.125% 2035[2]		1,000	981
General Motors Financial Co. 0.20% 2022[2]		1,360	1,423
Germany (Federal Republic of) 0% 2024		2,600	2,680
Germany (Federal Republic of) 0% 2025		89,175	91,439
Germany (Federal Republic of) 0% 2026		1,500	1,508
Germany (Federal Republic of) 0% 2027		95,925	95,749
Germany (Federal Republic of) 0.25% 2027		11,165	11,319
Germany (Federal Republic of) 0% 2030		71,320	67,699

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Germany (Federal Republic of) 0% 2030	EUR	2,246	$2,135
Germany (Federal Republic of) 2.50% 2044		3,540	4,330
Germany (Federal Republic of) 1.25% 2048		2,570	2,489
Germany (Federal Republic of) 0% 2050		26,940	18,071
Germany (Federal Republic of) 0% 2050		310	209
Goldman Sachs Group, Inc. 1.00% 2033[2]		22,674	17,817
Greece (Hellenic Republic of) 3.45% 2024		7,250	7,829
Greece (Hellenic Republic of) 3.375% 2025		45,810	49,214
Greece (Hellenic Republic of) 2.00% 2027		13,760	13,976
Greece (Hellenic Republic of) 1.75% 2032		38,500	34,186
Groupe BPCE SA 0.875% 2024		700	721
Groupe BPCE SA 1.00% 2025		10,900	10,906
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]		1,100	1,156
Highland Holdings SARL 0.318% 2026		410	384
Highland Holdings SARL 0.934% 2031		330	275
Holding d’Infrastructures de Transport SAS 1.475% 2031		1,100	938
Honeywell International, Inc. 0.75% 2032		2,930	2,511
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]		1,600	1,646
Iberdrola, SA 2.25% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.574% on 4/28/2029)[1]		7,900	6,447
Ireland (Republic of) 0.90% 2028		280	284
Ireland (Republic of) 0.20% 2030		6,830	6,287
Ireland (Republic of) 0% 2031		22,100	19,415
Israel (State of) 2.875% 2024		7,700	8,205
Israel (State of) 1.50% 2027		4,275	4,283
Israel (State of) 1.50% 2029		3,875	3,750
Italy (Republic of) 0% 2024		6,870	7,066
Italy (Republic of) 0% 2026		2,000	1,915
Italy (Republic of) 0.85% 2027		20,345	19,979
Italy (Republic of) 0.25% 2028		18,700	17,143
Italy (Republic of) 2.80% 2028		41,144	43,371
Italy (Republic of) 1.35% 2030		690	643
Italy (Republic of) 1.65% 2030		10,580	9,910
Italy (Republic of) 0.95% 2031		2,400	2,055
Italy (Republic of) 1.45% 2036		17,940	14,779
Italy (Republic of) 1.80% 2041		3,360	2,691
Italy (Republic of) 2.150% 2052		3,190	2,431
Italy Buoni Poliennali Del Tesoro 0.90% 2031		51,140	44,435
KfW 0.125% 2025		4,585	4,659
KfW 0% 2027		11,710	11,257
KfW 0% 2029		2,850	2,643
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		12,400	12,646
Luxembourg (Grand Duchy of) 0% 2032		271	230
LYB International Finance BV 1.625% 2031		500	435
LYB International Finance II BV 0.875% 2026		1,000	950
Marsh & McLennan Companies, Inc. 1.349% 2026		390	386
Marsh & McLennan Companies, Inc. 1.979% 2030		1,000	952
Mastercard, Inc. 1.00% 2029		1,850	1,767
Medtronic Global Holdings SCA 1.125% 2027		4,820	4,750
Medtronic Global Holdings SCA 1.00% 2031		7,720	6,905
Medtronic Global Holdings SCA 1.375% 2040		1,095	811
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		4,740	4,872
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]		12,730	12,654
Morocco (Kingdom of) 1.50% 2031		14,230	9,948
Netflix, Inc. 3.625% 2027		3,800	3,739
Netflix, Inc. 3.875% 2029[2]		3,800	3,602
Orange SA 2.00% 2029		400	402
Petroleos Mexicanos 5.50% 2025		14,425	15,170
Philip Morris International, Inc. 0.80% 2031		5,800	4,321
Philippines (Republic of) 0.25% 2025		4,940	4,829
Philippines (Republic of) 0.70% 2029		5,480	4,787
Portuguese Republic 1.95% 2029		60	63
Portuguese Republic 0.475% 2030		9,770	8,945
Portuguese Republic 1.65% 2032		1,140	1,112
Portuguese Republic 1.15% 2042		980	761
Portuguese Republic 1.00% 2052		370	230
Public Storage 0.50% 2030		2,490	2,048
Quebec (Province of) 0.25% 2031		5,980	5,252

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Quebec (Province of) 0.50% 2032	EUR	9,030	$7,982
Raytheon Technologies Corp. 2.15% 2030		3,400	3,181
Romania 2.125% 2028		11,650	10,081
Romania 1.75% 2030		18,675	13,998
Romania 3.624% 2030		41,785	35,899
Romania 2.00% 2033		16,150	11,016
Romania 3.75% 2034		11,650	9,204
Russian Federation 2.875% 2025		15,300	4,249
Russian Federation 2.875% 2025		5,100	1,416
Santander Issuances, SA Unipersonal 3.25% 2026		7,200	7,386
Serbia (Republic of) 3.125% 2027		54,373	50,016
Serbia (Republic of) 3.125% 2027		5,390	4,958
Serbia (Republic of) 1.00% 2028		3,276	2,513
Serbia (Republic of) 1.50% 2029		9,581	7,311
Serbia (Republic of) 2.05% 2036		16,570	10,288
Spain (Kingdom of) 0% 2024		3,320	3,417
Spain (Kingdom of) 2.75% 2024		17,030	18,543
Spain (Kingdom of) 0.80% 2027		83,500	83,518
Spain (Kingdom of) 1.40% 2028		2,455	2,502
Spain (Kingdom of) 1.45% 2029		10,215	10,341
Spain (Kingdom of) 0.50% 2030		3,030	2,811
Spain (Kingdom of) 1.25% 2030		3,272	3,185
Spain (Kingdom of) 0.10% 2031		605	524
Spain (Kingdom of) 0.50% 2031		37,994	33,652
Spain (Kingdom of) 0.70% 2032		41,855	37,241
Spain (Kingdom of) 1.85% 2035		630	601
Spain (Kingdom of) 1.00% 2042		1,190	892
Spain (Kingdom of) 2.70% 2048		4,700	4,651
Spain (Kingdom of) 1.00% 2050		1,800	1,162
Spain (Kingdom of) 1.90% 2052		2,770	2,191
Spain (Kingdom of) 1.45% 2071		240	141
State Grid Overseas Investment, Ltd. 1.375% 2025		2,050	2,063
State Grid Overseas Investment, Ltd. 2.125% 2030		800	760
Stellantis NV 0.75% 2029		3,000	2,538
Stellantis NV 1.25% 2033		28,420	20,832
Stryker Corp. 0.25% 2024		2,580	2,582
Stryker Corp. 0.75% 2029		5,230	4,685
Stryker Corp. 1.00% 2031		2,410	2,031
Sweden (Kingdom of) 0.125% 2023		3,000	3,134
Takeda Pharmaceutical Company, Ltd. 0.75% 2027		3,230	3,070
Thermo Fisher Scientific (Finance I) BV 0.80% 2030		913	811
Thermo Fisher Scientific (Finance I) BV 1.625% 2041		530	400
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		16,030	15,816
Toyota Motor Credit Corp. 0.625% 2024		1,000	1,014
Tunisia (Republic of) 6.75% 2023		22,930	16,749
Tunisia (Republic of) 6.75% 2023		9,808	7,164
Tunisia (Republic of) 5.625% 2024		13,070	8,069
Tunisia (Republic of) 6.375% 2026		13,500	7,700
Ukraine 6.75% 2026		13,243	3,644
Ukraine 4.375% 2030		15,050	3,913
Ukraine 4.375% 2030		1,800	468
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap EURIBOR + 4.739% on 2/20/2024)[1]		7,750	8,105
Veolia Environnement 1.59% 2028		1,900	1,868
Verizon Communications, Inc. 0.375% 2029		12,350	11,004
Verizon Communications, Inc. 1.25% 2030		6,000	5,550
Verizon Communications, Inc. 0.75% 2032		6,025	5,013
Visa, Inc. 1.50% 2026		3,090	3,170
Visa, Inc. 2.00% 2029		2,430	2,459
Volkswagen Financial Services AG 1.375% 2023		5,480	5,712
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]		14,600	12,340
Wellcome Trust, Ltd. 1.125% 2027		3,000	2,972
Westlake Chemical Corp. 1.625% 2029		750	664
			2,081,406

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen 7.25%
Banco Santander, SA 0.568% 2023	JPY	600,000	$4,420
Banque Federative du Credit Mutuel 0.443% 2023		100,000	737
Export-Import Bank of India 0.59% 2022		2,400,000	17,682
Goldman Sachs Group, Inc. 2.00% 2022[2]		130,000	961
Goldman Sachs Group, Inc. 2.00% 2022[2]		110,000	813
Groupe BPCE SA 0.645% 2023		1,500,000	11,073
Hungary (Republic of) 0.52% 2023		200,000	1,472
Indonesia (Republic of) 0.92% 2023		100,000	741
Indonesia (Republic of) 1.13% 2023		1,100,000	8,162
Japan, Series 17, 0.10% 2023[3]		1,485,910	11,236
Japan, Series 18, 0.10% 2024[3]		2,612,520	19,804
Japan, Series 341, 0.30% 2025		1,567,450	11,684
Japan, Series 21, 0.10% 2026[3]		1,551,945	11,991
Japan, Series 346, 0.10% 2027		3,611,600	26,734
Japan, Series 347, 0.10% 2027		1,800,000	13,315
Japan, Series 23, 0.10% 2028[3]		8,741,453	67,830
Japan, Series 24, 0.10% 2029[3]		634,311	4,936
Japan, Series 359, 0.10% 2030		17,762,700	129,628
Japan, Series 26, 0.005% 2031[3]		3,934,336	30,674
Japan, Series 362, 0.10% 2031		8,054,450	58,621
Japan, Series 363, 0.10% 2031		5,917,000	43,015
Japan, Series 145, 1.70% 2033		4,598,900	38,689
Japan, Series 152, 1.20% 2035		19,840,950	158,943
Japan, Series 161, 0.60% 2037		2,087,600	15,322
Japan, Series 173, 0.40% 2040		462,750	3,170
Japan, Series 179, 0.50% 2041		6,824,050	46,891
Japan, Series 176, 0.50% 2041		741,900	5,126
Japan, Series 53, 0.60% 2046		971,800	6,437
Japan, Series 37, 0.60% 2050		5,218,850	33,108
Japan, Series 73, 0.70% 2051		10,348,700	66,942
Japan, Series 70, 0.70% 2051		7,224,150	46,862
Lloyds Banking Group PLC 0.65% 2023		400,000	2,951
Philippines (Republic of) 0.001% 2024		5,700,000	41,660
PT Perusahaan Listrik Negara 0.43% 2022		400,000	2,946
Renault SA 0.50% 2022		100,000	737
Santander Consumer Finance SA 0.325% 2022		100,000	737
Société Générale 0.804% 2023		100,000	735
Tunisia (Republic of) 3.28% 2027		700,000	2,985
United Mexican States 0.62% 2022		200,000	1,474
United Mexican States 0.60% 2023		700,000	5,150
			956,394

Chinese yuan renminbi 4.30%
China (People’s Republic of), Series INBK, 1.99% 2025	CNY	31,500	4,647
China (People’s Republic of), Series INBK, 2.69% 2026		121,000	18,139
China (People’s Republic of), Series 1915, 3.13% 2029		75,090	11,407
China (People’s Republic of), Series INBK, 3.02% 2031		18,000	2,717
China (People’s Republic of), Series 1910, 3.86% 2049		646,350	104,968
China (People’s Republic of), Series INBK, 3.39% 2050		256,460	38,405
China (People’s Republic of), Series INBK, 3.81% 2050		458,890	74,066
China (People’s Republic of), Series INBK, 3.53% 2051		400,870	62,096
China (People’s Republic of), Series INBK, 3.72% 2051		12,000	1,914
China Development Bank Corp., Series 1804, 4.69% 2023		200,000	30,448
China Development Bank Corp., Series 2008, 2.89% 2025		258,050	38,823
China Development Bank Corp., Series 1909, 3.50% 2026		48,800	7,469
China Development Bank Corp., Series 1904, 3.68% 2026		95,130	14,656
China Development Bank Corp., Series 2009, 3.39% 2027		327,410	49,999
China Development Bank Corp., Series 2004, 3.43% 2027		451,540	68,964
China Development Bank Corp., Series 1805, 4.88% 2028		232,310	38,064
			566,782

British pounds 3.31%
Abertis Infraestructuras, SA 3.375% 2026	GBP	1,500	1,728
Asian Development Bank 1.125% 2025		9,320	10,946
Comcast Corp. 1.50% 2029		600	647
Comcast Corp. 1.875% 2036		400	381
Fiserv, Inc. 2.25% 2025		150	175

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
HSBC Holdings PLC 3.00% 2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	GBP	8,000	$8,721
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]		840	1,032
KfW 1.125% 2025		8,665	10,167
Lloyds Banking Group PLC 7.625% 2025		450	589
Nestlé Finance International, Ltd. 2.25% 2023		400	485
Quebec (Province of) 2.25% 2026		18,480	22,130
United Kingdom 0.125% 2023		4,380	5,287
United Kingdom 0.625% 2025		2,100	2,467
United Kingdom 0.125% 2026		11,100	12,696
United Kingdom 4.25% 2027		9,590	13,006
United Kingdom 0.875% 2029		660	740
United Kingdom 0.375% 2030		89,950	95,093
United Kingdom 0.25% 2031		72,325	73,818
United Kingdom 4.25% 2032		27,500	39,371
United Kingdom 0.625% 2035		32,310	30,944
United Kingdom 1.75% 2037		9,070	9,875
United Kingdom 3.25% 2044		16,550	22,102
United Kingdom 3.50% 2045		18,215	25,321
United Kingdom 0.875% 2046		1,830	1,546
United Kingdom 1.50% 2047		6,460	6,244
United Kingdom 0.625% 2050		14,950	11,114
United Kingdom 1.25% 2051		23,918	21,248
United Kingdom 1.50% 2053		240	227
United Kingdom 1.625% 2054		1,550	1,507
United Kingdom 0.50% 2061		4,080	2,569
United Kingdom 1.125% 2073		1,920	1,504
Vodafone Group PLC 5.625% 2025		540	701
Volkswagen Financial Services NV 0.875% 2025		1,300	1,453
Volkswagen Group of America Finance, LLC 3.375% 2026		700	820
			436,654

Canadian dollars 2.82%
AT&T, Inc. 5.10% 2048	CAD	400	281
Canada 1.00% 2022		16,200	12,566
Canada 0.75% 2024		115,050	84,884
Canada 2.25% 2025		125,860	95,507
Canada 0.25% 2026		51,115	35,864
Canada 2.25% 2029		163,590	120,132
Canada 4.00% 2041		1,725	1,486
Canada 3.50% 2045		2,970	2,417
Canada 2.75% 2048		22,100	15,921
Canada 2.00% 2051		3,000	1,817
Verizon Communications, Inc. 3.625% 2050		1,280	730
			371,605

Mexican pesos 2.41%
América Móvil, SAB de CV, 8.46% 2036	MXN	15,000	640
Petróleos Mexicanos 7.19% 2024		340,342	15,544
United Mexican States, Series M20, 10.00% 2024		833,900	42,027
United Mexican States 4.50% 2025[3]		994,972	50,245
United Mexican States, Series M, 5.75% 2026		564,550	24,985
United Mexican States, Series M, 7.50% 2027		2,810,253	130,701
United Mexican States, Series M20, 8.50% 2029		450,770	21,777
United Mexican States, Series M, 7.75% 2031		572,892	26,226
United Mexican States, Series M, 7.75% 2042		46,806	2,036
United Mexican States, Series M, 8.00% 2047		72,851	3,234
			317,415

Australian dollars 2.12%
Australia (Commonwealth of), Series 159, 0.25% 2024	AUD	46,150	29,901
Australia (Commonwealth of), Series 139, 3.25% 2025		89,450	61,957
Australia (Commonwealth of), Series 152, 2.75% 2028		21,890	14,483
Australia (Commonwealth of), Series 163, 1.00% 2031		173,410	94,659

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Australian dollars (continued)
Australia (Commonwealth of), Series 157, 1.50% 2031	AUD	5,000	$2,890
Australia (Commonwealth of), Series 165, 1.75% 2032		5,300	3,053
Australia (Commonwealth of), Series 166, 3.00% 2033		112,430	72,507
			279,450

Danish kroner 2.00%
Nordea Kredit 0.50% 2040[4]	DKK	103,907	11,986
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]		16,996	2,292
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		758,873	87,213
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]		100,519	12,813
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		1,014,163	115,562
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]		7,550	1,021
Nykredit Realkredit AS, Series CCE, 1.00% 2050[4]		53,880	5,974
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]		230,789	25,307
Realkredit Danmark AS 1.00% 2053[4]		20,380	2,235
			264,403

Colombian pesos 1.12%
Colombia (Republic of), Series B, 5.75% 2027	COP	249,288,400	47,564
Colombia (Republic of), Series B, 6.00% 2028		1,429,800	271
Colombia (Republic of), Series UVR, 2.25% 2029[3]		308,365	19,685
Colombia (Republic of), Series B, 7.00% 2031		331,418,000	60,673
Colombia (Republic of), Series B, 7.00% 2032		643,700	115
Colombia (Republic of), Series B, 7.25% 2034		16,841,800	2,937
Colombia (Republic of), Series B, 7.25% 2050		105,659,600	16,142
			147,387

Brazilian reais 0.61%
Brazil (Federative Republic of) 6.00% 2022[3]	BRL	80,945	15,075
Brazil (Federative Republic of) 10.00% 2023		57,500	10,796
Brazil (Federative Republic of) 0% 2024		70,500	11,144
Brazil (Federative Republic of) 6.00% 2024[3]		25,550	4,792
Brazil (Federative Republic of) 0% 2025		48,494	6,379
Brazil (Federative Republic of) 10.00% 2025		124,268	22,390
Brazil (Federative Republic of) 6.00% 2026[3]		48,341	9,342
Brazil (Federative Republic of) 10.00% 2027		6,946	1,206
			81,124

Malaysian ringgits 0.61%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR	10,770	2,463
Malaysia (Federation of), Series 0219, 3.885% 2029		20,000	4,431
Malaysia (Federation of), Series 0318, 4.642% 2033		51,000	11,620
Malaysia (Federation of), Series 0419, 3.828% 2034		31,591	6,645
Malaysia (Federation of), Series 0415, 4.254% 2035		6,900	1,503
Malaysia (Federation of), Series 0317, 4.762% 2037		8,830	2,031
Malaysia (Federation of), Series 0219, 4.467% 2039		8,000	1,712
Malaysia (Federation of), Series 0519, 3.757% 2040		152,539	30,156
Malaysia (Federation of), Series 0216, 4.736% 2046		35,205	7,740
Malaysia (Federation of), Series 0518, 4.921% 2048		24,490	5,494
Malaysia (Federation of), Series 0519, 4.638% 2049		33,326	7,134
			80,929

Indonesian rupiah 0.52%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR	191,100,000	12,997
Indonesia (Republic of), Series 81, 6.50% 2025		10,958,000	755
Indonesia (Republic of), Series 86, 5.50% 2026		22,542,000	1,487
Indonesia (Republic of), Series 59, 7.00% 2027		117,915,000	8,133
Indonesia (Republic of), Series 78, 8.25% 2029		180,094,000	12,875
Indonesia (Republic of), Series 82, 7.00% 2030		102,000,000	6,795
Indonesia (Republic of), Series 87, 6.50% 2031		48,051,000	3,084
Indonesia (Republic of), Series 91, 6.375% 2032		59,522,000	3,761
Indonesia (Republic of), Series 68, 8.375% 2034		178,668,000	12,779
Indonesia (Republic of), Series 80, 7.50% 2035		73,459,000	4,965
Indonesia (Republic of), Series 83, 7.50% 2040		23,242,000	1,562
			69,193

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Polish zloty 0.48%
Poland (Republic of), Series 0922, 5.75% 2022	PLN	30,400	$6,776
Poland (Republic of), Series 1024, 2.25% 2024		23,500	4,678
Poland (Republic of), Series 0725, 3.25% 2025		182,200	36,177
Poland (Republic of), Series 5Y, 3.75% 2027		58,152	11,132
Poland (Republic of), Series 1029, 2.75% 2029		26,990	4,625
			63,388

Chilean pesos 0.40%
Chile (Republic of) 4.00% 2023	CLP	18,250,000	19,210
Chile (Republic of) 5.80% 2024		10,025,000	10,589
Chile (Republic of) 4.50% 2026		280,000	287
Chile (Republic of) 5.00% 2028		5,105,000	5,144
Chile (Republic of) 1.90% 2030[3]		1,855,812	2,017
Chile (Republic of) 4.70% 2030		14,835,000	14,472
Chile (Republic of) 5.00% 2035		610,000	586
			52,305

South Korean won 0.38%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW	43,869,200	31,595
South Korea (Republic of), Series 3106, 2.00% 2031		21,008,450	14,123
South Korea (Republic of), Series 4109, 1.875% 2041		6,938,370	4,108
			49,826

Russian rubles 0.23%
Russian Federation 7.00% 2023	RUB	173,672	284
Russian Federation 7.00% 2023		400	1
Russian Federation 7.10% 2024		154,000	252
Russian Federation 8.15% 2027		404,225	661
Russian Federation 2.50% 2028[3]		34	—	[5]
Russian Federation 6.90% 2029[6]		2,246,875	3,677
Russian Federation 7.65% 2030[6]		5,699,890	9,327
Russian Federation 5.90% 2031[6]		467,680	765
Russian Federation 6.90% 2031		2,365,968	3,871
Russian Federation 8.50% 2031[6]		4,284,150	7,010
Russian Federation 7.70% 2033[6]		1,975,073	3,232
Russian Federation 7.25% 2034[6]		884,725	1,448
Russian Federation 6.10% 2035		139,126	228
Russian Federation 7.70% 2039[6]		93,323	153
			30,909

South African rand 0.22%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	176,000	9,402
South Africa (Republic of), Series R-213, 7.00% 2031		88,876	4,300
South Africa (Republic of), Series R-2032, 8.25% 2032		46,095	2,373
South Africa (Republic of), Series R-2035, 8.875% 2035		45,305	2,336
South Africa (Republic of), Series R-2037, 8.50% 2037		19,171	932
South Africa (Republic of), Series R-2040, 9.00% 2040		34,946	1,733
South Africa (Republic of), Series R-214, 6.50% 2041		15,200	574
South Africa (Republic of), Series R-2048, 8.75% 2048		159,873	7,587
			29,237

Hungarian forints 0.12%
Hungary (Republic of), Series C, 1.50% 2023	HUF	1,440,000	3,566
Hungary (Republic of), Series C, 1.00% 2025		3,917,000	8,165
Hungary (Republic of), Series A, 6.75% 2028		996,050	2,443
Hungary (Republic of), Series A, 3.25% 2031		990,000	1,825
			15,999

Czech korunas 0.11%
Czech Republic 0.45% 2023	CZK	231,280	9,057
Czech Republic 2.40% 2025		128,310	4,927
			13,984

Indian rupees 0.09%
HDFC Bank, Ltd. 7.95% 2026	INR	200,000	2,559
India (Republic of) 5.15% 2025		801,000	9,574
			12,133

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Thai baht 0.06%
Thailand (Kingdom of) 2.125% 2026	THB	111,000	$3,108
Thailand (Kingdom of) 3.65% 2031		162,000	4,881
			7,989

Norwegian kroner 0.06%
Norway (Kingdom of) 1.50% 2026	NOK	25,650	2,473
Norway (Kingdom of) 2.125% 2032		55,190	5,175
			7,648

Ukrainian hryvnia 0.03%
Ukraine 14.91% 2022	UAH	156,567	1,148
Ukraine 16.06% 2022		299,325	2,194
Ukraine 10.00% 2023		17,650	129
Ukraine 15.84% 2025		149,360	1,095
Ukraine 15.84% 2025[6]		9,100	67
			4,633

Romanian leu 0.03%
Romania 4.75% 2025	RON	18,700	3,599

Peruvian nuevos soles 0.01%
Peru (Republic of) 5.40% 2034	PEN	1,508	318
Peru (Republic of) 6.90% 2037		3,346	791
Peru (Republic of) 6.85% 2042		3,513	815
			1,924

Israeli shekels 0.01%
Israel (State of) 2.00% 2027	ILS	4,727	1,329

Turkish lira 0.01%
Turkey (Republic of) 2.80% 2023[3]	TRY	11,751	913
Turkey (Republic of) 4.10% 2024[3]		3,125	243
			1,156

New Zealand dollars 0.01%
New Zealand 2.00% 2032	NZD	1,350	715

Ghanaian cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS	2,195	200

U.S. dollars 47.44%
7-Eleven, Inc. 1.30% 2028[2]	USD	487	405
7-Eleven, Inc. 1.80% 2031[2]		9,180	7,175
Abu Dhabi (Emirate of) 0.75% 2023[2]		18,355	17,784
Abu Dhabi (Emirate of) 3.875% 2050		5,500	4,900
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]		580	582
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]		440	461
Adobe, Inc. 2.15% 2027		6,134	5,738
Advisor Group Holdings, LLC 6.25% 2028[2]		2,630	2,299
Aeropuerto International de Tocume SA 5.125% 2061[2]		4,875	3,870
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[2]		1,175	1,144
AG Merger Sub II, Inc. 10.75% 2027[2]		1,478	1,463
Alabama Power Co. 3.00% 2052		7,280	5,356
Albertsons Companies, Inc. 4.625% 2027[2]		1,000	895
Albertsons Companies, Inc. 3.50% 2029[2]		925	751
Alexandria Real Estate Equities, Inc. 3.80% 2026		1,040	1,020
Alexandria Real Estate Equities, Inc. 2.75% 2029		131	115
Alexandria Real Estate Equities, Inc. 4.50% 2029		471	459
Alibaba Group Holding, Ltd. 2.125% 2031		507	420
Allegheny Technologies, Inc. 4.875% 2029		572	457
Allegheny Technologies, Inc. 5.125% 2031		323	248
Alliant Energy Finance, LLC 3.60% 2032[2]		5,474	4,962
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		1,560	1,388
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]		410	341

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Allied Universal Holdco, LLC 9.75% 2027[2]	USD	1,000	$849
Allied Universal Holdco, LLC 6.00% 2029[2]		320	233
Allstate Corp. 0.75% 2025		690	622
Allstate Corp. 3.85% 2049		250	214
Ally Financial, Inc. 4.75% 2027		3,575	3,436
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[7,8]		2,080	1,801
Altice France Holding SA 10.50% 2027[2]		665	559
Altria Group, Inc. 3.40% 2030		137	116
Altria Group, Inc. 5.95% 2049		2,476	2,175
Altria Group, Inc. 3.70% 2051		2,370	1,518
Amazon.com, Inc. 3.30% 2027		1,893	1,859
Amazon.com, Inc. 3.45% 2029		1,408	1,370
Amazon.com, Inc. 3.875% 2037		505	480
American Campus Communities, Inc. 4.125% 2024		1,945	1,957
American Campus Communities, Inc. 3.30% 2026		1,500	1,468
American Campus Communities, Inc. 3.625% 2027		1,575	1,547
American Express Co. 4.05% 2029		4,890	4,798
American Honda Finance Corp. 3.55% 2024		1,000	1,002
American Honda Finance Corp. 1.30% 2026		1,374	1,241
American International Group, Inc. 3.90% 2026		475	466
American International Group, Inc. 4.80% 2045		500	467
American International Group, Inc. 4.375% 2050		1,773	1,576
American Tower Corp. 1.45% 2026		1,105	967
American Tower Corp. 1.60% 2026		2,105	1,884
American Tower Corp. 2.30% 2031		4,689	3,719
American Tower Corp. 2.70% 2031		771	635
AmeriGas Partners LP 5.875% 2026		140	131
AmeriGas Partners LP 5.75% 2027		185	170
AmerisourceBergen Corp. 2.70% 2031		5,000	4,289
Amgen, Inc. 1.90% 2025		3,077	2,939
Amgen, Inc. 2.20% 2027		2,359	2,168
Amgen, Inc. 3.35% 2032		370	339
AmWINS Group, Inc. 4.875% 2029[2]		250	205
Analog Devices, Inc. 1.70% 2028		1,006	883
Analog Devices, Inc. 2.10% 2031		1,417	1,211
Analog Devices, Inc. 2.95% 2051		1,139	871
Anglo American Capital PLC 2.25% 2028[2]		1,698	1,465
Anglo American Capital PLC 5.625% 2030[2]		3,850	3,881
Anglo American Capital PLC 2.875% 2031[2]		2,300	1,916
Angola (Republic of) 9.50% 2025		24,550	22,597
Angola (Republic of) 8.25% 2028		600	500
Angola (Republic of) 8.00% 2029		5,663	4,499
Anheuser-Busch InBev NV 4.75% 2029		12,403	12,631
Anheuser-Busch InBev NV 5.55% 2049		1,767	1,808
Anheuser-Busch InBev NV 4.50% 2050		3,400	3,062
Antero Resources Corp. 5.375% 2030[2]		205	187
Anthem, Inc. 4.10% 2032		1,926	1,876
Anthem, Inc. 4.55% 2052		856	807
Aon Corp. / Aon Global Holdings PLC 2.60% 2031		2,500	2,099
Aon Corp. / Aon Global Holdings PLC 3.90% 2052		500	410
Apache Corp. 4.75% 2043		115	90
Apple, Inc. 0.55% 2025		10,825	9,924
Apple, Inc. 0.70% 2026		2,400	2,189
Apple, Inc. 2.375% 2041		1,625	1,246
Apple, Inc. 2.70% 2051		1,450	1,085
Ardagh Group SA 6.50% Cash 2027[2,9]		577	429
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[2]		215	213
Aretec Escrow Issuer, Inc. 7.50% 2029[2]		1,130	965
Argentine Republic 1.00% 2029		1,601	368
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]		34,920	8,282
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]		20,658	4,475
Arthur J. Gallagher & Co. 3.50% 2051		122	94
Asbury Automotive Group, Inc. 4.625% 2029[2]		700	579
Asbury Automotive Group, Inc. 5.00% 2032[2]		195	160
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[7,8]		865	801
Ascent Resources - Utica, LLC 7.00% 2026[2]		1,025	955
Ascent Resources - Utica, LLC 8.25% 2028[2]		882	841
Ascent Resources - Utica, LLC 5.875% 2029[2]		220	194
AssuredPartners, Inc. 7.00% 2025[2]		770	724

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
AssuredPartners, Inc. 8.00% 2027[2]	USD	486	$456
AssuredPartners, Inc. 5.625% 2029[2]		420	337
AstraZeneca Finance, LLC 1.75% 2028		4,864	4,296
AstraZeneca Finance, LLC 2.25% 2031		7,538	6,570
AstraZeneca PLC 4.00% 2029		1,000	997
AT&T, Inc. 2.30% 2027		1,625	1,485
AT&T, Inc. 1.65% 2028		8,106	7,020
AT&T, Inc. 2.75% 2031		10,851	9,381
AT&T, Inc. 2.25% 2032		5,900	4,826
AT&T, Inc. 2.55% 2033		800	650
AT&T, Inc. 3.50% 2053		2,247	1,707
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[7,8]		145	140
Avantor Funding, Inc. 4.625% 2028[2]		495	455
Avantor Funding, Inc. 3.875% 2029[2]		630	552
Axiata SPV2 Bhd. 2.163% 2030		651	555
Bahrain (Kingdom of) 6.125% 2022		400	401
Bahrain (Kingdom of) 6.125% 2023		1,000	1,007
Baidu, Inc. 3.425% 2030		2,275	2,092
Baker Hughes Co. 4.486% 2030		2,288	2,258
Banco do Brasil SA (Cayman) 3.875% 2022		587	588
Bangkok Bank PCL 4.05% 2024		1,210	1,217
Bangkok Bank PCL 4.45% 2028		470	474
Bangkok Bank PCL 9.025% 2029		980	1,182
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]		9,080	7,969
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,2]		290	255
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[1]		17,050	16,052
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]		15,500	14,110
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		13,616	12,127
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		11,764	9,413
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]		8,240	6,971
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[1]		3,091	2,675
Bausch Health Americas, Inc. 9.25% 2026[2]		1,217	874
Bausch Health Companies, Inc. 5.75% 2027[2]		725	602
Baxter International, Inc. 2.539% 2032		6,500	5,493
Bayer US Finance II, LLC 3.875% 2023[2]		5,690	5,682
Bayer US Finance II, LLC 4.25% 2025[2]		1,557	1,539
Bayerische Motoren Werke AG 3.80% 2023[2]		2,028	2,038
Bayerische Motoren Werke AG 3.15% 2024[2]		2,555	2,537
Bayerische Motoren Werke AG 3.90% 2025[2]		5,000	4,991
Bayerische Motoren Werke AG 4.15% 2030[2]		5,000	4,904
Bayerische Motoren Werke AG 2.55% 2031[2]		737	639
Becton, Dickinson and Company 2.823% 2030		1,950	1,717
Belarus (Republic of) 6.875% 2023		46,405	8,817
Belarus (Republic of) 5.875% 2026[2]		1,500	247
Belarus (Republic of) 7.625% 2027		31,500	5,197
Berkshire Hathaway Energy Company 2.85% 2051		2,062	1,466
Berkshire Hathaway Finance Corp. 4.25% 2049		1,225	1,131
Berkshire Hathaway, Inc. 2.30% 2027		1,893	1,790
Berkshire Hathaway, Inc. 2.875% 2032		1,032	926
Berkshire Hathaway, Inc. 3.85% 2052		770	661
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]		890	843
BlueLinx Holdings, Inc. 6.00% 2029[2]		450	352
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]		326	318
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[7,8]		475	442
BMW Finance NV 2.40% 2024[2]		3,000	2,925
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		1,600	1,340
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		14,000	11,585
Boeing Company 4.875% 2025		4,675	4,664
Boeing Company 2.75% 2026		2,634	2,450
Boeing Company 2.70% 2027		2,020	1,799
Boeing Company 5.04% 2027		4,297	4,248
Boeing Company 5.15% 2030		4,357	4,186
Boeing Company 3.625% 2031		1,573	1,359
Boeing Company 5.705% 2040		1,250	1,168
Boeing Company 5.805% 2050		2,713	2,497
Bombardier, Inc. 7.125% 2026[2]		250	207

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Bombardier, Inc. 7.875% 2027[2]	USD	1,810	$1,511
Bombardier, Inc. 6.00% 2028[2]		610	458
Bombardier, Inc. 7.45% 2034[2]		1,340	1,012
Bonanza Creek Energy, Inc. 5.00% 2026[2]		200	180
Booz Allen Hamilton, Inc. 3.875% 2028[2]		480	426
Booz Allen Hamilton, Inc. 4.00% 2029[2]		220	192
Boston Scientific Corp. 3.45% 2024		1,217	1,216
Boston Scientific Corp. 2.65% 2030		1,500	1,310
Boston Scientific Corp. 4.70% 2049		119	114
Boyd Gaming Corp. 4.75% 2027		805	730
Boyne USA, Inc. 4.75% 2029[2]		750	651
BP Capital Markets America, Inc. 2.721% 2032		2,580	2,224
BP Capital Markets America, Inc. 3.001% 2052		1,420	1,026
Braskem Netherlands Finance BV 4.50% 2030[2]		4,050	3,465
Bristol-Myers Squibb Company 1.45% 2030		649	534
British American Tobacco PLC 3.215% 2026		4,902	4,585
British American Tobacco PLC 3.557% 2027		3,450	3,159
British American Tobacco PLC 4.70% 2027		775	758
British American Tobacco PLC 2.259% 2028		1,611	1,351
British American Tobacco PLC 4.448% 2028		800	758
British American Tobacco PLC 3.462% 2029		5,900	5,063
British American Tobacco PLC 4.906% 2030		2,443	2,271
British American Tobacco PLC 2.726% 2031		1,542	1,223
British American Tobacco PLC 4.54% 2047		102	75
British American Tobacco PLC 4.758% 2049		1,398	1,057
British American Tobacco PLC 5.65% 2052		292	253
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		1,667	1,605
Broadcom, Inc. 4.00% 2029[2]		5,613	5,206
Broadcom, Inc. 4.75% 2029		1,950	1,891
Broadcom, Inc. 4.15% 2030		5,070	4,650
Broadcom, Inc. 3.419% 2033[2]		5,750	4,761
Broadcom, Inc. 3.469% 2034[2]		5,408	4,409
BWX Technologies, Inc. 4.125% 2028[2]		100	89
BWX Technologies, Inc. 4.125% 2029[2]		685	602
Caesars Entertainment, Inc. 6.25% 2025[2]		250	242
Caesars Entertainment, Inc. 8.125% 2027[2]		350	339
Caesars Entertainment, Inc. 4.625% 2029[2]		445	347
California Resources Corp. 7.125% 2026[2]		620	607
Callon Petroleum Co. 7.50% 2030[2]		225	207
Canadian National Railway Company 3.20% 2046		190	149
Canadian Natural Resources, Ltd. 2.95% 2023		5,400	5,382
Canadian Natural Resources, Ltd. 2.05% 2025		1,846	1,729
Canadian Natural Resources, Ltd. 3.85% 2027		5,473	5,250
Canadian Natural Resources, Ltd. 2.95% 2030		10,338	9,081
Canadian Pacific Railway, Ltd. 1.75% 2026		1,408	1,275
Canadian Pacific Railway, Ltd. 2.45% 2031		1,307	1,120
Canadian Pacific Railway, Ltd. 3.00% 2041		5,202	4,078
Canadian Pacific Railway, Ltd. 3.10% 2051		16,770	12,381
Can-Pack SA / Canpack US, LLC 3.875% 2029[2]		255	199
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[1]		525	520
Carnival Corp. 6.00% 2029[2]		725	512
Carrier Global Corp. 2.493% 2027		167	152
Carrier Global Corp. 2.722% 2030		103	89
Carrier Global Corp. 3.377% 2040		989	777
Carvana Co. 5.875% 2028[2]		110	70
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[2,4]		363	189
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]		1,200	1,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]		495	425
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		3,800	3,047
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]		795	650
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032		2,900	2,197
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		10	8
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]		850	672
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]		625	485
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051		1,500	1,018
CDI Escrow Issuer, Inc. 5.75% 2030[2]		555	506
CDK Global, Inc. 7.25% 2029[2]		725	699
CEC Entertainment, Inc. 6.75% 2026[2]		275	243

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]	USD	620	$603
Centene Corp. 4.625% 2029		1,885	1,763
Centene Corp. 2.50% 2031		615	490
Centerfield Media Parent, Inc. 6.625% 2026[2]		523	423
CenterPoint Energy, Inc. 3.60% 2052		1,727	1,484
Central Garden & Pet Co. 4.125% 2030		405	333
Central Garden & Pet Co. 4.125% 2031[2]		185	149
Charles River Laboratories International, Inc. 4.25% 2028[2]		605	544
Charles River Laboratories International, Inc. 4.00% 2031[2]		700	598
Cheniere Energy Partners LP 4.50% 2029		810	725
Cheniere Energy Partners LP 4.00% 2031		425	362
Cheniere Energy Partners LP 3.25% 2032[2]		509	402
Cheniere Energy, Inc. 4.625% 2028		735	664
Chesapeake Energy Corp. 5.50% 2026[2]		105	100
Chesapeake Energy Corp. 5.875% 2029[2]		175	165
Chesapeake Energy Corp. 6.75% 2029[2]		230	223
Chevron Corp. 2.954% 2026		3,470	3,388
Chevron Corp. 1.995% 2027		6,472	5,954
Chevron Corp. 2.236% 2030		1,633	1,435
Chevron USA, Inc. 1.018% 2027		3,856	3,367
Chevron USA, Inc. 2.343% 2050		1,010	699
Chile (Republic of) 2.75% 2027		200	187
Chile (Republic of) 4.34% 2042		715	638
Chile (Republic of) 4.00% 2052		335	278
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[1]		700	705
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023		21,760	21,245
Chubb INA Holdings, Inc. 2.85% 2051		674	494
Cigna Corp. 4.125% 2025		2,615	2,622
Cigna Corp. 2.375% 2031		245	207
Cinemark USA, Inc. 5.875% 2026[2]		250	223
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		8,832	8,282
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]		25,925	24,919
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]		26,100	23,121
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]		2,520	2,202
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		4,104	3,483
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]		381	376
Clarivate Science Holdings Corp. 3.875% 2028[2]		205	172
Clarivate Science Holdings Corp. 4.875% 2029[2]		275	227
CMB International Leasing Management, Ltd. 3.625% 2029		960	872
CNX Resources Corp. 7.25% 2027[2]		860	844
CNX Resources Corp. 6.00% 2029[2]		105	98
Coca-Cola Company 1.375% 2031		1,487	1,212
Coca-Cola Company 2.50% 2051		710	516
Coinbase Global, Inc. 3.375% 2028[2]		788	498
Coinbase Global, Inc. 3.625% 2031[2]		235	133
Colbun SA 3.95% 2027[2]		2,445	2,281
Colombia (Republic of) 5.00% 2045		1,676	1,126
Colombia (Republic of) 5.20% 2049		664	452
Colombia (Republic of) 4.125% 2051		3,460	2,081
Comcast Corp. 3.95% 2025		4,395	4,419
Comcast Corp. 2.65% 2030		4,760	4,263
Comcast Corp. 1.50% 2031		5,500	4,425
Comcast Corp. 1.95% 2031		642	535
Comcast Corp. 2.80% 2051		200	142
Commonwealth Bank of Australia 2.688% 2031[2]		21,525	17,539
Compass Diversified Holdings 5.25% 2029[2]		1,955	1,617
Compass Diversified Holdings 5.00% 2032[2]		475	368
Comstock Resources, Inc. 6.75% 2029[2]		1,415	1,270
Comstock Resources, Inc. 5.875% 2030[2]		340	293
Conagra Brands, Inc. 5.40% 2048		2,583	2,444
ConocoPhillips 3.80% 2052		2,275	1,952
Constellation Brands, Inc. 4.35% 2027		1,305	1,295
Constellation Brands, Inc. 2.875% 2030		839	731
Constellation Brands, Inc. 2.25% 2031		1,859	1,510
Constellation Brands, Inc. 4.75% 2032		813	809
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[9]		2,696	2,251
Consumers Energy Co. 3.25% 2046		1,909	1,540

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Consumers Energy Co. 3.10% 2050	USD	247	$190
Consumers Energy Co. 2.65% 2052		495	348
Continental Resources, Inc. 5.75% 2031[2]		260	252
Continental Resources, Inc. 2.875% 2032[2]		2,487	1,947
Corebridge Financial, Inc. 3.50% 2025[2]		257	250
Corebridge Financial, Inc. 3.65% 2027[2]		548	516
Corebridge Financial, Inc. 3.85% 2029[2]		746	690
Corebridge Financial, Inc. 3.90% 2032[2]		6,230	5,595
Corebridge Financial, Inc. 4.35% 2042[2]		162	138
Corebridge Financial, Inc. 4.40% 2052[2]		390	326
CoreLogic, Inc. 4.50% 2028[2]		1,590	1,227
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[7,8]		575	423
Corporate Office Properties LP 2.25% 2026		1,413	1,282
Corporate Office Properties LP 2.00% 2029		689	556
Corporate Office Properties LP 2.90% 2033		1,449	1,125
Costa Rica (Republic of) 6.125% 2031[2]		3,480	3,257
Covanta Holding Corp. 5.00% 2030		110	90
Covert Mergeco, Inc. 4.875% 2029[2]		145	118
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]		1,115	953
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		6,117	5,395
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]		5,065	4,556
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		3,862	3,421
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		5,125	4,084
Crestwood Midstream Partners LP 6.00% 2029[2]		1,000	874
CRH America, Inc. 5.125% 2045[2]		3,000	2,922
Crown Castle International Corp. 2.50% 2031		1,074	880
CSN Islands XI Corp. 6.75% 2028		10,600	9,264
CSN Resources SA 7.625% 2026		15,856	16,054
CSX Corp. 4.25% 2029		3,355	3,340
CSX Corp. 2.50% 2051		289	195
CVR Partners LP 6.125% 2028[2]		380	340
CVS Health Corp. 3.25% 2029		2,343	2,141
Daimler Trucks Finance North America, LLC 3.50% 2025[2]		1,600	1,569
Daimler Trucks Finance North America, LLC 3.65% 2027[2]		6,550	6,280
Daimler Trucks Finance North America, LLC 2.375% 2028[2]		1,100	948
Daimler Trucks Finance North America, LLC 2.50% 2031[2]		2,625	2,142
Dana, Inc. 4.25% 2030		70	54
Danske Bank AS 3.875% 2023[2]		9,700	9,662
Darling Ingredients, Inc. 5.25% 2027[2]		175	170
Darling Ingredients, Inc. 6.00% 2030[2]		540	539
Dave & Buster’s, Inc. 7.625% 2025[2]		225	222
DaVita, Inc. 4.625% 2030[2]		430	337
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		3,825	3,304
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		6,900	5,783
Development Bank of Mongolia, LLC 7.25% 2023		16,205	15,678
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,8,9]		101	100
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[8,9]		92	90
Diamond Sports Group, LLC 6.625% 2027[2]		1,240	155
Diamondback Energy, Inc. 4.40% 2051		1,546	1,320
Diamondback Energy, Inc. 4.25% 2052		293	244
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]		405	407
Diebold Nixdorf, Inc. 9.375% 2025[2]		956	670
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[7,8,10,11]		236	209
Digital Currency Group, Inc., Term Loan, 8.75% 2026[7,10,11]		314	267
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[7,8]		1,250	1,156
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]		1,205	1,032
Discovery Communications, Inc. 3.625% 2030		2,669	2,376
DISH DBS Corp. 5.125% 2029		380	232
Dominican Republic 5.50% 2029[2]		2,850	2,488
Dominican Republic 6.00% 2033[2]		150	125
Dominican Republic 6.85% 2045		2,815	2,234
Dominican Republic 5.875% 2060		3,720	2,555
Dow Chemical Co. 4.80% 2028		385	387
Dow Chemical Co. 2.10% 2030		1,000	825
Dow Chemical Co. 5.55% 2048		725	733
Dow Chemical Co. 4.80% 2049		500	456
Dow Chemical Co. 3.60% 2050		1,000	765

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. dollars (continued)
DTE Energy Company 3.00% 2032	USD	3,181		$2,876
Duke Energy Progress, LLC 2.00% 2031		17,820		14,779
Dun & Bradstreet Corp. 5.00% 2029[2]		152		131
Ecolab, Inc. 2.125% 2050		1,000		643
Ecolab, Inc. 2.70% 2051		750		536
Edison International 4.125% 2028		5,375		5,017
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		725		579
Egypt (Arab Republic of) 8.75% 2051		1,892		1,145
Electricité de France SA 3.625% 2025[2]		760		748
Electricité de France SA 4.50% 2028[2]		1,722		1,675
Electricité de France SA 4.875% 2038[2]		7,267		6,445
Electricité de France SA 4.875% 2044[2]		325		275
Electricité de France SA 5.00% 2048[2]		768		662
Eli Lilly and Company 3.375% 2029		583		571
Empire Resorts, Inc. 7.75% 2026[2]		335		300
Empresas Publicas de Medellin ESP 4.25% 2029[2]		4,935		3,862
Enbridge, Inc. 2.50% 2025		5,000		4,815
Enbridge, Inc. 3.40% 2051		3,366		2,537
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[2]		625		50
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]		805		610
Enel Finance International SA 3.50% 2028[2]		5,800		5,366
Energean PLC 6.50% 2027[2]		750		667
Energy Transfer Operating LP 5.00% 2050		15,704		13,387
Energy Transfer Partners LP 5.30% 2047		120		104
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]		254		225
Enfragen Energia Sur SA 5.375% 2030[2]		200		135
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]		1,600		1,455
ENN Energy Holdings, Ltd. 2.625% 2030[2]		15,445		13,171
Entegris Escrow Corp. 4.75% 2029[2]		345		322
EQM Midstream Partners, LP 6.50% 2027[2]		870		810
EQM Midstream Partners, LP 7.50% 2027[2]		206		199
EQM Midstream Partners, LP 7.50% 2030[2]		350		337
EQM Midstream Partners, LP 6.50% 2048		300		229
EQT Corp. 5.00% 2029		65		63
EQT Corp. 7.50% 2030[1]		212		228
Equinix, Inc. 2.15% 2030		8,862		7,178
Equinix, Inc. 3.00% 2050		2,889		1,984
Ethiopia (Federal Democratic Republic of) 6.625% 2024		59,680		34,161
Extra Space Storage, Inc. 2.35% 2032		492		391
Exxon Mobil Corp. 2.44% 2029		3,447		3,104
Exxon Mobil Corp. 2.61% 2030		2,810		2,525
Exxon Mobil Corp. 3.452% 2051		1,300		1,065
Fair Isaac Corp. 4.00% 2028[2]		955		848
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,8]		—	[5]	—	[5]
Fannie Mae Pool #FM3217 3.50% 2050[4]		12,933		12,558
Fertitta Entertainment, Inc. 4.625% 2029[2]		170		145
Fertitta Entertainment, Inc. 6.75% 2030[2]		175		135
FibraSOMA 4.375% 2031		14,650		10,466
Fidelity National Information Services, Inc. 3.10% 2041		452		331
First Quantum Minerals, Ltd. 6.50% 2024[2]		408		393
First Quantum Minerals, Ltd. 6.875% 2026[2]		587		542
First Quantum Minerals, Ltd. 6.875% 2027[2]		2,280		2,042
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]		545		437
FirstEnergy Corp. 3.50% 2028[2]		1,425		1,342
FirstEnergy Transmission, LLC 4.35% 2025[2]		7,996		7,878
FirstEnergy Transmission, LLC 2.866% 2028[2]		5,150		4,361
Five Corners Funding Trust II 2.85% 2030[2]		3,500		3,048
Florida Power & Light Company 2.85% 2025		1,600		1,573
Florida Power & Light Company 2.45% 2032		5,863		5,115
Florida Power & Light Company 2.875% 2051		13,378		9,977
FMG Resources 4.375% 2031[2]		745		609
Ford Motor Co. 3.25% 2032		220		165
Ford Motor Co. 5.291% 2046		70		54
Ford Motor Credit Company, LLC 4.542% 2026		1,140		1,045
Ford Motor Credit Company, LLC 4.125% 2027		430		380
Ford Motor Credit Company, LLC 4.95% 2027		200		186
Ford Motor Credit Company, LLC 2.90% 2028		250		202

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ford Motor Credit Company, LLC 4.00% 2030	USD	1,020	$829
Freddie Mac Pool #SI2002 4.00% 2048[4]		149	150
Freddie Mac Pool #SD0726 2.50% 2051[4]		15,425	13,999
Fresnillo PLC 4.25% 2050[2]		2,560	1,883
Front Range BidCo, Inc. 6.125% 2028[2]		665	482
Frontier Communications Corp. 5.875% 2027[2]		815	735
Frontier Communications Corp. 5.00% 2028[2]		432	368
Frontier Communications Corp. 6.75% 2029[2]		593	489
Frontier Communications Holdings, LLC 5.875% 2029		1,375	1,060
FS Energy and Power Fund 7.50% 2023[2]		1,039	1,043
FXI Holdings, Inc. 7.875% 2024[2]		327	284
FXI Holdings, Inc. 12.25% 2026[2]		2,240	1,998
Gabonese Republic 6.95% 2025		590	519
Gabonese Republic 6.625% 2031[2]		325	241
Gabonese Republic 7.00% 2031[2]		1,190	872
Gartner, Inc. 4.50% 2028[2]		200	184
Gartner, Inc. 3.625% 2029[2]		275	239
GC Treasury Center Co., Ltd. 4.40% 2032[2]		600	552
General Dynamics Corp. 1.15% 2026		1,176	1,069
General Dynamics Corp. 3.625% 2030		1,518	1,473
General Electric Capital Corp. 4.418% 2035		1,480	1,384
General Motors Financial Co. 1.50% 2026		573	501
General Motors Financial Co. 2.40% 2028		13,300	11,254
Genesis Energy, LP 8.00% 2027		1,392	1,236
GeoPark, Ltd. 6.50% 2024		3,699	3,752
Georgia (Republic of) 2.75% 2026[2]		2,535	2,107
Ghana (Republic of) 0% 2025		300	171
Ghana (Republic of) 8.125% 2026		940	680
Ghana (Republic of) 6.375% 2027		1,220	703
Ghana (Republic of) 6.375% 2027[2]		480	277
Gilead Sciences, Inc. 2.80% 2050		692	484
Glencore Funding, LLC 1.625% 2026[2]		13,581	12,031
Glencore Funding, LLC 2.625% 2031[2]		2,100	1,695
Global Payments, Inc. 2.90% 2030		2,328	1,967
Global Payments, Inc. 2.90% 2031		984	807
GoDaddy Operating Co. 5.25% 2027[2]		275	252
GoDaddy Operating Co. 3.50% 2029[2]		175	148
Gol Finance SA 8.00% 2026		200	133
Goldman Sachs Group, Inc. 3.20% 2023		2,979	2,981
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		5,926	5,206
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		3,625	2,867
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		6,885	5,574
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		10,989	9,135
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		229	189
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		633	541
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		3,156	2,310
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[1]		2,145	1,685
Government National Mortgage Assn. 3.50% 2052[4,12]		61,950	60,125
GPC Merger Sub, Inc. 7.125% 2028[2]		360	289
Gray Escrow II, Inc. 5.375% 2031[2]		85	68
Grifols Escrow Issuer SA 4.75% 2028[2]		200	174
Group 1 Automotive, Inc. 4.00% 2028[2]		1,065	892
Groupe BPCE SA 5.70% 2023[2]		850	863
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		10,000	8,829
Grupo Energia Bogota SA ESP 4.875% 2030[2]		3,800	3,332
Hanesbrands, Inc. 4.875% 2026[2]		830	770
Harbour Energy PLC 5.50% 2026[2]		480	432
Harsco Corp. 5.75% 2027[2]		625	501
Harvest Midstream I, LP 7.50% 2028[2]		587	552
HCA, Inc. 5.625% 2028		590	581
HealthEquity, Inc. 4.50% 2029[2]		175	153
Hess Midstream Operations LP 5.50% 2030[2]		205	184
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[7,8]		220	198
Hightower Holding, LLC 6.75% 2029[2]		830	625
Hilcorp Energy I, LP 5.75% 2029[2]		410	361
Hilcorp Energy I, LP 6.00% 2030[2]		185	161
Hilcorp Energy I, LP 6.00% 2031[2]		1,085	937
Hilcorp Energy I, LP 6.25% 2032[2]		105	92
Hilton Worldwide Holdings, Inc. 4.875% 2030		190	172

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	USD	535	$446
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]		85	80
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]		191	164
Home Depot, Inc. 2.95% 2029		2,999	2,802
Home Depot, Inc. 4.50% 2048		863	843
Home Depot, Inc. 2.375% 2051		1,073	728
Honduras (Republic of) 6.25% 2027		20,975	16,497
Honduras (Republic of) 5.625% 2030		7,784	5,282
Honduras (Republic of) 5.625% 2030[2]		2,623	1,780
Honeywell International, Inc. 2.30% 2024		700	688
Howard Hughes Corp. 5.375% 2028[2]		1,322	1,110
Howard Hughes Corp. 4.125% 2029[2]		215	166
Howard Hughes Corp. 4.375% 2031[2]		165	122
Howard Midstream Energy Partners, LLC 6.75% 2027[2]		450	388
HSBC Holdings PLC 4.95% 2030		2,300	2,274
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]		4,400	3,722
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 2.552% 2022[8]		400	395
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 2.287% 2023[8]		1,272	1,242
Huarong Finance 2017 Co., Ltd. 4.75% 2027		5,137	4,643
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[8]		24,776	24,219
Huarong Finance 2019 Co., Ltd. 3.75% 2024		750	718
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[8]		1,334	1,252
Huarong Finance 2019 Co., Ltd. 3.875% 2029		1,520	1,214
Huarong Finance 2019 Co., Ltd. 4.50% 2029		4,332	3,612
Huarong Finance 2019 Co., Ltd. 3.375% 2030		1,496	1,128
Huarong Finance II Co., Ltd. 5.00% 2025		3,769	3,566
Huarong Finance II Co., Ltd. 5.50% 2025		3,287	3,192
Huarong Finance II Co., Ltd. 4.625% 2026		2,469	2,268
Huarong Finance II Co., Ltd. 4.875% 2026		3,058	2,810
HUB International, Ltd. 7.00% 2026[2]		1,535	1,447
Humana, Inc. 3.70% 2029		582	552
Hungary (Republic of) 2.125% 2031[2]		37,370	28,965
Hungary (Republic of) 3.125% 2051[2]		9,275	6,151
Hyundai Capital America 3.25% 2022[2]		2,104	2,104
Hyundai Capital America 0.875% 2024[2]		8,710	8,149
Hyundai Capital America 1.80% 2025[2]		666	610
Hyundai Capital America 1.50% 2026[2]		6,775	6,004
Hyundai Capital America 2.00% 2028[2]		4,375	3,683
Hyundai Capital America 2.10% 2028[2]		350	295
ICBCIL Finance Co., Ltd. 3.625% 2027		530	515
Iliad Holding SAS 6.50% 2026[2]		875	789
Ingles Markets, Inc. 4.00% 2031[2]		545	472
Intercontinental Exchange, Inc. 4.00% 2027		15,260	15,031
Intercontinental Exchange, Inc. 4.35% 2029		5,175	5,114
Intercontinental Exchange, Inc. 4.60% 2033		1,020	1,016
Intercontinental Exchange, Inc. 4.95% 2052		182	179
Intercontinental Exchange, Inc. 5.20% 2062		1,175	1,176
International Flavors & Fragrances, Inc. 1.23% 2025[2]		2,500	2,258
International Flavors & Fragrances, Inc. 1.832% 2027[2]		1,100	949
International Flavors & Fragrances, Inc. 2.30% 2030[2]		1,740	1,432
International Flavors & Fragrances, Inc. 3.268% 2040[2]		1,000	765
International Flavors & Fragrances, Inc. 3.468% 2050[2]		2,000	1,460
International Game Technology PLC 4.125% 2026[2]		700	635
International Game Technology PLC 5.25% 2029[2]		620	563
Interstate Power and Light Co. 2.30% 2030		4,150	3,535
Intesa Sanpaolo SpA 3.25% 2024[2]		9,500	9,205
Invitation Homes Operating Partnership LP 2.30% 2028		1,052	886
Invitation Homes Operating Partnership LP 2.00% 2031		1,703	1,312
Invitation Homes Operating Partnership LP 2.70% 2034		1,136	876
Iqvia, Inc. 5.00% 2027[2]		630	598
Iraq (Republic of) 6.752% 2023[2]		2,200	2,153
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]		310	251
Iron Mountain, Inc. 5.25% 2030[2]		697	607
Israel (State of) 2.875% 2026		726	708
Israel (State of) 2.50% 2030		16,570	15,162
Jacobs Entertainment, Inc. 6.75% 2029[2]		495	419
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		15,529	13,845
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		8,388	8,257
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]		15,010	14,676

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	USD	71	$60
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		771	662
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]		4,498	3,430
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[7,8]		437	406
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		3,740	3,370
Keb Hana Bank 3.25% 2027[2]		13,515	12,999
Kennedy-Wilson Holdings, Inc. 4.75% 2029		695	564
Kennedy-Wilson Holdings, Inc. 4.75% 2030		575	451
Kennedy-Wilson Holdings, Inc. 5.00% 2031		480	373
Kimberly-Clark Corp. 3.10% 2030		668	625
Kinder Morgan, Inc. 3.60% 2051		10,950	8,085
Kinetik Holdings LP 5.875% 2030[2]		490	468
Korea Electric Power Corp. 4.00% 2027[2]		1,000	1,002
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]		490	420
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]		1,050	789
Labl Escrow Issuer, LLC 10.50% 2027[2]		565	492
Labl, Inc. 8.25% 2029[2]		985	746
Lamb Weston Holdings, Inc. 4.875% 2028[2]		600	566
Lamb Weston Holdings, Inc. 4.125% 2030[2]		605	525
Lamb Weston Holdings, Inc. 4.375% 2032[2]		100	87
Las Vegas Sands Corp. 3.20% 2024		347	328
LCM Investments Holdings II, LLC 4.875% 2029[2]		281	215
Leader Goal International, Ltd. 4.25% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.919% on 1/19/2023)[1]		750	752
Ligado Networks, LLC 15.50% PIK 2023[2,9]		1,037	565
Ligado Networks, LLC 17.50% PIK 2024[2,9]		452	147
Lima Metro Line 2 Finance, Ltd. 5.875% 2034		2,576	2,546
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		1,513	1,495
Limited Brands, Inc. 6.625% 2030[2]		275	238
Limited Brands, Inc. 6.875% 2035		528	431
Limited Brands, Inc. 6.75% 2036		12	10
Lithia Motors, Inc. 4.625% 2027[2]		190	174
Lloyds Banking Group PLC 3.75% 2027		3,770	3,643
Lowe’s Companies, Inc. 1.70% 2030		1,000	803
Lowe’s Companies, Inc. 3.75% 2032		1,095	1,017
Lowe’s Companies, Inc. 4.05% 2047		387	324
Lowe’s Companies, Inc. 3.00% 2050		1,082	756
Lowe’s Companies, Inc. 4.25% 2052		413	359
LPL Holdings, Inc. 4.625% 2027[2]		975	912
LPL Holdings, Inc. 4.375% 2031[2]		435	372
LSB Industries, Inc. 6.25% 2028[2]		670	592
LSC Communications, Inc. 8.75% 2023[2,6,10,11]		2,502	24
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]		130	110
LYB International Finance III, LLC 1.25% 2025		475	430
LYB International Finance III, LLC 3.375% 2040		1,000	772
LYB International Finance III, LLC 3.625% 2051		2,409	1,784
Macy’s Retail Holdings, LLC 5.875% 2030[2]		70	59
Magallanes, Inc. 4.279% 2032[2]		7,276	6,510
Magallanes, Inc. 5.05% 2042[2]		16,088	13,712
Mallinckrodt PLC 10.00% 2025[2]		3,040	2,934
Marsh & McLennan Companies, Inc. 3.875% 2024		370	371
Marsh & McLennan Companies, Inc. 4.375% 2029		160	158
Marsh & McLennan Companies, Inc. 2.25% 2030		351	297
Marsh & McLennan Companies, Inc. 2.375% 2031		913	765
Marsh & McLennan Companies, Inc. 4.75% 2039		500	490
Marsh & McLennan Companies, Inc. 4.90% 2049		465	457
Marsh & McLennan Companies, Inc. 2.90% 2051		600	423
Masco Corp. 1.50% 2028		1,033	868
Masco Corp. 2.00% 2031		994	782
Masco Corp. 3.125% 2051		153	105
Mastercard, Inc. 1.90% 2031		2,178	1,862
Mastercard, Inc. 2.00% 2031		4,527	3,820
Mastercard, Inc. 2.95% 2051		997	775
Match Group, Inc. 4.625% 2028[2]		100	91
Meituan Dianping 3.05% 2030[2]		365	272
Melco International Development, Ltd. 4.875% 2025[2]		400	300
Melco International Development, Ltd. 5.75% 2028[2]		200	129
Mercer International, Inc. 5.125% 2029		455	389

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Merck & Co., Inc. 1.45% 2030	USD	4,500	$3,743
Methanex Corp. 5.125% 2027		500	442
MetLife, Inc. 4.55% 2030		1,750	1,767
Metropolitan Life Global Funding I 1.95% 2023[2]		1,000	994
Metropolitan Life Global Funding I 0.95% 2025[2]		666	613
Metropolitan Life Global Funding I 3.45% 2026[2]		2,310	2,231
Metropolitan Life Global Funding I 1.875% 2027[2]		2,000	1,813
Metropolitan Life Global Funding I 3.00% 2027[2]		1,150	1,085
Metropolitan Life Global Funding I 1.55% 2031[2]		571	455
Mexico City Airport Trust 4.25% 2026		1,278	1,179
Mexico City Airport Trust 3.875% 2028		1,672	1,439
Mexico City Airport Trust 5.50% 2046		2,675	1,852
Mexico City Airport Trust 5.50% 2047		2,947	2,030
Mexico City Airport Trust 5.50% 2047[2]		287	198
Microsoft Corp. 2.40% 2026		5,300	5,104
Microsoft Corp. 3.30% 2027		4,725	4,698
Midas OpCo Holdings, LLC 5.625% 2029[2]		860	693
Mineral Resources, Ltd. 8.00% 2027[2]		275	269
Mineral Resources, Ltd. 8.50% 2030[2]		385	380
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]		22,344	21,011
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022		8,000	8,001
Mohegan Gaming & Entertainment 8.00% 2026[2]		530	452
Molina Healthcare, Inc. 4.375% 2028[2]		135	121
Molina Healthcare, Inc. 3.875% 2030[2]		460	394
Molina Healthcare, Inc. 3.875% 2032[2]		85	71
MoneyGram International, Inc. 5.375% 2026[2]		215	205
Mongolia (State of) 5.125% 2026		700	632
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]		14,750	13,091
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		10,772	9,581
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[1]		4,172	4,083
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,604	1,274
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		3,674	2,980
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		905	749
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]		2,124	1,823
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[1]		1,540	1,493
Movida Europe SA 5.25% 2031[2]		4,770	3,703
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]		2,100	1,528
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]		1,110	915
MPLX LP 4.70% 2048		1,449	1,221
MPLX LP 5.50% 2049		22,015	20,469
MSCI, Inc. 3.625% 2031[2]		900	743
MSCI, Inc. 3.875% 2031[2]		855	733
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]		6,000	6,052
Murphy Oil USA, Inc. 4.75% 2029		270	244
Nabors Industries, Inc. 7.375% 2027[2]		625	595
National Financial Partners Corp. 6.875% 2028[2]		1,048	868
National Grid PLC 3.15% 2027[2]		1,105	1,027
Navient Corp. 5.00% 2027		380	313
Navient Corp. 4.875% 2028		1,050	822
NBM US Holdings, Inc. 7.00% 2026[2]		9,816	9,983
NCL Corp., Ltd. 5.875% 2027[2]		575	493
NCR Corp. 5.00% 2028[2]		225	191
NCR Corp. 5.125% 2029[2]		852	722
NCR Corp. 5.25% 2030[2]		82	71
Neiman Marcus Group, LLC 7.125% 2026[2]		1,160	1,073
Nestlé Holdings, Inc. 0.625% 2026[2]		6,692	6,032
Nestlé Holdings, Inc. 1.00% 2027[2]		4,275	3,746
Nestlé Holdings, Inc. 1.15% 2027[2]		2,650	2,376
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[7,8]		2,838	2,635
Netflix, Inc. 4.875% 2028		2,550	2,405
Netflix, Inc. 5.875% 2028		3,582	3,511
Netflix, Inc. 5.375% 2029[2]		2,499	2,366
Netflix, Inc. 4.875% 2030[2]		1,705	1,564
New Fortress Energy, Inc. 6.75% 2025[2]		1,030	976
New Fortress Energy, Inc. 6.50% 2026[2]		3,165	2,873
New York Life Global Funding 0.95% 2025[2]		842	777
New York Life Global Funding 0.85% 2026[2]		1,750	1,581

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
New York Life Global Funding 1.20% 2030[2]	USD	11,702	$9,237
New York Life Global Funding 1.85% 2031[2]		1,000	811
New York State Electric & Gas Corp. 3.25% 2026[2]		3,000	2,890
Newcrest Finance Pty, Ltd. 3.25% 2030[2]		2,143	1,895
Newell Brands, Inc. 5.625% 2036[1]		365	317
Newell Rubbermaid, Inc. 4.70% 2026		380	363
News Corp. 5.125% 2032[2]		890	790
Nexstar Broadcasting, Inc. 4.75% 2028[2]		527	453
Nexstar Escrow Corp. 5.625% 2027[2]		515	471
NextEra Energy Capital Holdings, Inc. 1.90% 2028		6,375	5,549
NGL Energy Operating, LLC 7.50% 2026[2]		1,945	1,757
NGL Energy Partners LP 7.50% 2023		222	201
Niagara Mohawk Power Corp. 4.278% 2034[2]		3,000	2,863
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]		485	452
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[2]		38	34
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]		382	344
Nigeria (Republic of) 8.375% 2029[2]		1,325	1,012
NIKE, Inc. 3.375% 2050		1,680	1,433
NiSource Finance Corp. 3.95% 2048		519	432
NiSource Finance Corp. 5.00% 2052		2,175	2,130
Nordea Bank AB 3.60% 2025[2]		4,575	4,534
Norfolk Southern Corp. 3.05% 2050		816	600
Norfolk Southern Corp. 4.55% 2053		474	449
Northern Oil and Gas, Inc. 8.125% 2028[2]		1,235	1,166
Northern States Power Co. 2.25% 2031		3,079	2,695
Northern States Power Co. 2.60% 2051		1,250	883
Northern States Power Co. 4.50% 2052		350	346
Nova Chemicals Corp. 4.25% 2029[2]		430	337
Novartis Capital Corp. 2.20% 2030		6,046	5,334
Novelis Corp. 3.25% 2026[2]		225	191
Novelis Corp. 4.75% 2030[2]		510	425
Novelis Corp. 3.875% 2031[2]		410	316
NuStar Logistics, LP 5.625% 2027		630	565
Nuveen, LLC 4.00% 2028[2]		545	533
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]		400	372
Oasis Petroleum, Inc. 6.375% 2026[2]		680	630
Occidental Petroleum Corp. 5.875% 2025		635	634
Occidental Petroleum Corp. 8.00% 2025		280	295
Occidental Petroleum Corp. 6.375% 2028		1,565	1,587
Occidental Petroleum Corp. 6.125% 2031		310	315
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		7,560	5,916
Oleoducto Central SA 4.00% 2027[2]		20,945	17,508
Oleoducto Central SA 4.00% 2027		4,602	3,847
Oman (Sultanate of) 6.25% 2031[2]		3,400	3,292
Oncor Electric Delivery Company, LLC 2.70% 2051		3,223	2,362
ONEOK, Inc. 5.20% 2048		3,881	3,449
ONEOK, Inc. 4.45% 2049		1,873	1,496
Option Care Health, Inc. 4.375% 2029[2]		150	129
Oracle Corp. 3.25% 2027		4	4
Oracle Corp. 2.875% 2031		2,161	1,783
Oracle Corp. 3.60% 2050		2,475	1,724
Oracle Corp. 3.95% 2051		1,846	1,359
Organon Finance 1, LLC 4.125% 2028[2]		450	400
Organon Finance 1, LLC 5.125% 2031[2]		330	286
Otis Worldwide Corp. 2.056% 2025		500	474
Otis Worldwide Corp. 2.565% 2030		1,750	1,514
Otis Worldwide Corp. 3.362% 2050		250	190
Owens & Minor, Inc. 6.625% 2030[2]		180	165
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]		225	216
Pacific Gas and Electric Co. 2.10% 2027		8,408	7,055
Pacific Gas and Electric Co. 3.00% 2028		15,640	13,493
Pacific Gas and Electric Co. 4.65% 2028		11,414	10,585
Pacific Gas and Electric Co. 4.55% 2030		5,113	4,548
Pacific Gas and Electric Co. 2.50% 2031		6,692	5,125
Pacific Gas and Electric Co. 3.25% 2031		17,623	14,252
Pacific Gas and Electric Co. 3.30% 2040		19,545	13,505
Pacific Gas and Electric Co. 3.75% 2042		3,399	2,306
Pacific Gas and Electric Co. 3.50% 2050		1,387	929

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Pakistan (Islamic Republic of) 5.625% 2022	USD	62,232	$58,498
Panama (Republic of) 3.75% 2026[2]		735	715
Panama (Republic of) 4.50% 2056		1,139	907
Panama (Republic of) 3.87% 2060		1,160	823
Panama (Republic of) 4.50% 2063		470	363
Panther BF Aggregator 2, LP 6.25% 2026[2]		104	100
Panther BF Aggregator 2, LP 8.50% 2027[2]		350	339
Park Intermediate Holdings, LLC 4.875% 2029[2]		320	275
Parker-Hannifin Corp. 3.25% 2029		70	64
Parkland Corp. 4.625% 2030[2]		280	228
Party City Holdings, Inc. 8.75% 2026[2]		516	348
PayPal Holdings, Inc. 3.90% 2027		1,154	1,151
PayPal Holdings, Inc. 2.85% 2029		2,035	1,843
PayPal Holdings, Inc. 2.30% 2030		4,178	3,591
PayPal Holdings, Inc. 3.25% 2050		196	148
PepsiCo, Inc. 1.95% 2031		1,162	991
PepsiCo, Inc. 3.625% 2050		264	239
PepsiCo, Inc. 2.75% 2051		586	450
Performance Food Group, Inc. 5.50% 2027[2]		320	297
Petróleos Mexicanos 3.50% 2023		1,200	1,183
Petróleos Mexicanos 4.625% 2023		454	445
Petróleos Mexicanos 4.25% 2025		200	183
Petróleos Mexicanos 6.875% 2025		4,949	4,640
Petróleos Mexicanos 6.875% 2026		2,157	1,948
Petróleos Mexicanos 6.50% 2027		16,272	14,158
Petróleos Mexicanos 6.50% 2029		380	310
Petróleos Mexicanos 8.75% 2029[2]		5,071	4,600
Petróleos Mexicanos 6.84% 2030		976	771
Petróleos Mexicanos 5.95% 2031		2,248	1,651
Petróleos Mexicanos 6.70% 2032		3,109	2,377
Petróleos Mexicanos 6.75% 2047		859	533
Petróleos Mexicanos 6.95% 2060		776	480
PETRONAS Capital, Ltd. 3.50% 2030[2]		865	815
PETRONAS Capital, Ltd. 4.55% 2050[2]		1,940	1,857
PetSmart, Inc. 4.75% 2028[2]		1,000	868
PetSmart, Inc. 7.75% 2029[2]		750	677
Pfizer, Inc. 2.75% 2026		915	889
Pfizer, Inc. 1.70% 2030		1,500	1,278
PG&E Corp. 5.00% 2028		1,595	1,350
PGT Innovations, Inc. 4.375% 2029[2]		400	316
Philip Morris International, Inc. 1.75% 2030		503	390
Philip Morris International, Inc. 2.10% 2030		3,783	3,103
Philippines (Republic of) 6.375% 2032		2,190	2,453
Philippines (Republic of) 6.375% 2034		2,320	2,611
Pilgrim’s Pride Corp. 5.875% 2027[2]		550	528
Plains All American Pipeline LP 3.80% 2030		1,797	1,590
PLDT, Inc. 2.50% 2031		380	318
PLDT, Inc. 3.45% 2050		310	237
PM General Purchaser, LLC 9.50% 2028[2]		135	109
Post Holdings, Inc. 5.625% 2028[2]		1,030	980
Post Holdings, Inc. 4.625% 2030[2]		535	452
Power Financial Corp., Ltd. 4.50% 2029		1,170	1,092
Power Financial Corp., Ltd. 3.35% 2031		6,950	5,776
Praxair, Inc. 2.00% 2050		512	324
Procter & Gamble Company 0.55% 2025		1,792	1,650
Procter & Gamble Company 1.00% 2026		338	311
Procter & Gamble Company 1.20% 2030		1,685	1,378
Progressive Corp. 3.00% 2032		500	448
Prudential Financial, Inc. 3.905% 2047		250	216
Prudential Financial, Inc. 4.35% 2050		480	443
Prudential Financial, Inc. 3.70% 2051		460	385
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]		1,750	1,704
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		580	452
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]		1,030	1,047
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		2,860	2,689
PTT Exploration and Production PCL 2.587% 2027[2]		1,460	1,352
Public Service Electric and Gas Co. 2.05% 2050		2,700	1,689
Qatar (State of) 4.00% 2029[2]		1,661	1,678

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Qatar (State of) 4.00% 2029	USD	675	$682
Qatar (State of) 4.40% 2050[2]		2,145	2,053
Qatar Petroleum 2.25% 2031[2]		932	798
Qatar Petroleum 3.125% 2041[2]		21,587	16,983
Qatar Petroleum 3.30% 2051[2]		4,710	3,648
Radiology Partners, Inc. 9.25% 2028[2]		1,064	801
Range Resources Corp. 8.25% 2029		1,135	1,159
Range Resources Corp. 4.75% 2030[2]		695	624
Raptor Acquisition Corp. 4.875% 2026[2]		1,150	1,008
Raytheon Technologies Corp. 1.90% 2031		1,430	1,173
Raytheon Technologies Corp. 2.375% 2032		1,000	847
Raytheon Technologies Corp. 2.82% 2051		750	538
Raytheon Technologies Corp. 3.03% 2052		500	373
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]		85	65
Realogy Corp. 5.75% 2029[2]		435	331
Realogy Corp. 5.25% 2030[2]		380	282
Regeneron Pharmaceuticals, Inc. 1.75% 2030		7,373	5,919
Rio Tinto Finance (USA), Ltd. 2.75% 2051		1,617	1,186
RLJ Lodging Trust, LP 4.00% 2029[2]		180	148
Roche Holdings, Inc. 1.93% 2028[2]		3,000	2,654
Roche Holdings, Inc. 2.076% 2031[2]		6,500	5,548
Rockcliff Energy II, LLC 5.50% 2029[2]		85	77
Roller Bearing Company of America, Inc. 4.375% 2029[2]		75	64
Roper Technologies, Inc. 1.75% 2031		1,500	1,170
Royal Bank of Canada 1.20% 2026		14,600	13,141
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		11,500	10,838
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]		298	307
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]		300	219
RP Escrow Issuer, LLC 5.25% 2025[2]		435	377
Russian Federation 4.75% 2026[6]		2,000	560
Russian Federation 4.25% 2027[6]		9,600	2,640
Russian Federation 4.375% 2029		19,400	4,554
Russian Federation 4.375% 2029[2]		400	94
Russian Federation 5.10% 2035		1,800	428
Russian Federation 5.25% 2047[6,10]		1,200	342
Rwanda (Republic of) 5.50% 2031[2]		1,000	784
Ryan Specialty Group, LLC 4.375% 2030[2]		305	266
SA Global Sukuk, Ltd. 0.946% 2024[2]		955	902
salesforce.com, inc. 1.95% 2031		875	744
salesforce.com, inc. 2.70% 2041		375	291
salesforce.com, inc. 2.90% 2051		600	454
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		152	143
Sands China, Ltd. 2.55% 2027[1,2]		800	584
Santander Holdings USA, Inc. 3.244% 2026		19,225	18,044
Saskatchewan (Province of) 3.25% 2027		1,073	1,067
Saudi Arabia (Kingdom of) 3.25% 2026		1,700	1,663
Scentre Group 3.25% 2025[2]		1,395	1,335
Scentre Group 3.50% 2025[2]		956	929
Scentre Group 3.75% 2027[2]		2,020	1,938
Scientific Games Corp. 8.625% 2025[2]		580	595
Scientific Games Corp. 7.00% 2028[2]		490	461
Scientific Games Corp. 7.25% 2029[2]		500	470
Scientific Games Holdings LP 6.625% 2030[2]		671	571
SCIH Salt Holdings, Inc. 4.875% 2028[2]		280	233
SCIH Salt Holdings, Inc. 6.625% 2029[2]		560	443
SCIL IV, LLC 5.375% 2026[2]		450	361
Scotts Miracle-Gro Co. 4.50% 2029		430	353
Scotts Miracle-Gro Co. 4.375% 2032		345	263
Sealed Air Corp. 5.00% 2029[2]		300	281
ServiceNow, Inc. 1.40% 2030		10,473	8,206
Shell International Finance BV 3.50% 2023		6,611	6,658
Shell International Finance BV 3.875% 2028		2,750	2,716
Shell International Finance BV 2.375% 2029		3,980	3,517
Shell International Finance BV 2.75% 2030		2,980	2,692
Shell International Finance BV 3.00% 2051		820	616
Sherwin-Williams Company 3.45% 2027		1,892	1,805
Sherwin-Williams Company 2.95% 2029		500	448
Sherwin-Williams Company 2.30% 2030		849	717

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Sherwin-Williams Company 2.20% 2032	USD	750	$604
Sherwin-Williams Company 4.50% 2047		500	444
Sherwin-Williams Company 3.80% 2049		250	200
Sherwin-Williams Company 3.30% 2050		750	557
Sherwin-Williams Company 2.90% 2052		250	171
Siam Commercial Bank Public Co., Ltd. 3.90% 2024		1,210	1,213
Silgan Holdings, Inc. 4.125% 2028		660	593
Simmons Foods, Inc. 4.625% 2029[2]		532	451
Singapore Airlines, Ltd. 3.375% 2029		19,795	18,030
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[2]		700	612
Sirius XM Radio, Inc. 4.00% 2028[2]		1,075	934
Sirius XM Radio, Inc. 3.875% 2031[2]		980	782
SK hynix, Inc. 1.50% 2026[2]		952	857
SK hynix, Inc. 2.375% 2031[2]		894	705
SkyMiles IP, Ltd. 4.75% 2028[2]		350	331
SM Energy Co. 6.50% 2028		135	124
Sonic Automotive, Inc. 4.625% 2029[2]		710	551
Sonic Automotive, Inc. 4.875% 2031[2]		455	343
South32 Treasury (USA), Ltd. 4.35% 2032[2]		1,345	1,258
Southern California Edison Co. 2.85% 2029		1,100	976
Southern California Edison Co. 2.95% 2051		4,093	2,783
Southern California Edison Co. 3.65% 2051		4,414	3,434
Southern California Edison Co. 3.45% 2052		1,967	1,468
Southwestern Electric Power Co. 3.25% 2051		2,174	1,614
Southwestern Energy Co. 5.95% 2025[1]		350	346
Southwestern Energy Co. 7.75% 2027		110	112
Southwestern Energy Co. 8.375% 2028		202	213
Southwestern Energy Co. 5.375% 2030		870	802
Southwestern Energy Co. 4.75% 2032		185	159
Sprint Corp. 7.625% 2026		837	884
Sprint Corp. 6.875% 2028		2,060	2,172
Square, Inc. 3.50% 2031[2]		100	80
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[6]		10,896	3,536
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]		214	69
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[6]		1,069	353
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029		659	216
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		1,047	339
State Grid Overseas Investment, Ltd. 3.50% 2027[2]		2,000	1,982
Statoil ASA 3.25% 2024		1,050	1,045
Stellantis Finance US, Inc. 1.711% 2027[2]		6,000	5,222
Stellantis Finance US, Inc. 2.691% 2031[2]		3,775	2,993
Stericycle, Inc. 3.875% 2029[2]		745	610
Studio City Co., Ltd. 7.00% 2027[2]		530	460
Studio City Finance, Ltd. 6.00% 2025[2]		1,135	720
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[2]		1,135	878
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]		350	315
Sun Communities Operating LP 2.30% 2028		1,062	909
Sun Communities Operating LP 2.70% 2031		2,469	1,992
Sun Communities Operating LP 4.20% 2032		3,146	2,864
Sunoco LP 4.50% 2029		375	310
Sunoco LP 4.50% 2030[2]		160	129
Surgery Center Holdings 10.00% 2027[2]		555	538
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064%on 11/15/2031)[1]		3,070	2,317
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]		6,200	5,886
Talen Energy Corp. 7.25% 2027[2,6]		675	666
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[7,8]		545	540
Teekay Offshore Partners LP 8.50% 2023[2,10,11]		30	27
Tencent Holdings, Ltd. 1.81% 2026		600	555
Tencent Holdings, Ltd. 3.975% 2029		450	427
Tencent Holdings, Ltd. 2.39% 2030[2]		500	419
Tencent Holdings, Ltd. 3.24% 2050[2]		9,220	6,375
Tencent Music Entertainment Group 2.00% 2030		3,480	2,720
Tenet Healthcare Corp. 4.875% 2026[2]		951	878
Tenet Healthcare Corp. 5.125% 2027[2]		175	158
Tenet Healthcare Corp. 4.625% 2028[2]		350	305

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Tenet Healthcare Corp. 6.125% 2028[2]	USD	175	$150
Tenet Healthcare Corp. 6.125% 2030[2]		450	416
Teva Pharmaceutical Finance Co. BV 6.00% 2024		788	778
Teva Pharmaceutical Finance Co. BV 3.15% 2026		34,980	28,797
Teva Pharmaceutical Finance Co. BV 4.75% 2027		335	287
Teva Pharmaceutical Finance Co. BV 5.125% 2029		785	649
Teva Pharmaceutical Finance Co. BV 4.10% 2046		155	97
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		10,005	8,038
T-Mobile US, Inc. 1.50% 2026		9,025	8,166
T-Mobile US, Inc. 2.05% 2028		5,375	4,672
T-Mobile US, Inc. 3.875% 2030		1,364	1,274
T-Mobile US, Inc. 2.55% 2031		8,589	7,236
T-Mobile US, Inc. 3.00% 2041		1,376	1,028
T-Mobile US, Inc. 3.40% 2052		650	481
TNB Global Ventures Capital Bhd. 3.244% 2026		1,000	965
Toronto-Dominion Bank 3.20% 2032		2,247	2,008
Toronto-Dominion Bank 4.456% 2032		1,053	1,042
Total Capital International 2.829% 2030		1,830	1,660
Total Capital International 3.127% 2050		840	644
Toyota Motor Credit Corp. 3.05% 2027		156	150
Toyota Motor Credit Corp. 3.20% 2027		3,330	3,229
Toyota Motor Credit Corp. 3.05% 2028		2,453	2,322
Toyota Motor Credit Corp. 3.375% 2030		3,527	3,321
TransCanada PipeLines, Ltd. 4.10% 2030		2,619	2,504
TransDigm, Inc. 6.25% 2026[2]		500	484
TransDigm, Inc. 5.50% 2027		505	430
Transocean Guardian, Ltd. 5.875% 2024[2]		213	197
Transocean Poseidon, Ltd. 6.875% 2027[2]		570	502
Travelers Companies, Inc. 4.10% 2049		500	453
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,10,11]		800	710
Triumph Group, Inc. 6.25% 2024[2]		328	293
Turkey (Republic of) 6.25% 2022		4,915	4,909
Turkey (Republic of) 6.35% 2024		12,500	11,587
Turkey (Republic of) 6.00% 2041		2,100	1,346
Twitter, Inc. 5.00% 2030[2]		250	238
U.S. Treasury 0.125% 2022		51,520	51,194
U.S. Treasury 0.125% 2023		41,810	40,129
U.S. Treasury 0.125% 2023		7,500	7,258
U.S. Treasury 2.75% 2023		40	40
U.S. Treasury 0.375% 2024		48,779	46,150
U.S. Treasury 1.25% 2024		10,000	9,634
U.S. Treasury 1.50% 2024[13]		84,650	81,671
U.S. Treasury 1.50% 2024		11,350	10,966
U.S. Treasury 2.00% 2024		9,000	8,831
U.S. Treasury 2.00% 2024		3,700	3,633
U.S. Treasury 2.25% 2024[13]		54,760	54,058
U.S. Treasury 2.50% 2024		5,000	4,956
U.S. Treasury 0.25% 2025		227,300	208,184
U.S. Treasury 0.25% 2025		136,626	124,534
U.S. Treasury 0.25% 2025		62,430	57,626
U.S. Treasury 0.25% 2025		2,895	2,666
U.S. Treasury 0.25% 2025		1	1
U.S. Treasury 1.75% 2025		4,550	4,400
U.S. Treasury 2.75% 2025		68,290	67,778
U.S. Treasury 2.75% 2025		4,979	4,941
U.S. Treasury 2.875% 2025		27,270	27,111
U.S. Treasury 2.875% 2025		6,216	6,194
U.S. Treasury 2.875% 2025		72	72
U.S. Treasury 0.375% 2026		190,560	173,263
U.S. Treasury 0.50% 2026[13]		234,000	213,305
U.S. Treasury 0.625% 2026		44,400	40,260
U.S. Treasury 0.75% 2026		171,225	157,271
U.S. Treasury 0.875% 2026		50,975	46,554
U.S. Treasury 0.875% 2026		44,247	40,616
U.S. Treasury 1.125% 2026		130,130	119,941
U.S. Treasury 2.25% 2026		25	24
U.S. Treasury 0.50% 2027		4,200	3,686
U.S. Treasury 0.625% 2027		3,300	2,891

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
U.S. Treasury 2.25% 2027	USD	10,500	$10,123
U.S. Treasury 2.50% 2027		128,000	124,882
U.S. Treasury 2.625% 2027		19,120	18,757
U.S. Treasury 1.125% 2028		12,800	11,388
U.S. Treasury 2.75% 2028		13,845	13,600
U.S. Treasury 2.875% 2028		53,600	52,955
U.S. Treasury 1.625% 2029[13]		92,860	84,504
U.S. Treasury 2.875% 2029		7,021	6,935
U.S. Treasury 0.625% 2030[13]		114,458	95,390
U.S. Treasury 0.625% 2030		20	17
U.S. Treasury 0.875% 2030		36,930	31,153
U.S. Treasury 1.50% 2030		240	215
U.S. Treasury 1.25% 2031		52,300	44,971
U.S. Treasury 1.625% 2031		12,235	10,922
U.S. Treasury 1.875% 2032		109,350	98,949
U.S. Treasury 2.875% 2032		7,970	7,875
U.S. Treasury 4.375% 2039		1,500	1,730
U.S. Treasury 1.125% 2040		71,716	49,763
U.S. Treasury 1.125% 2040		50	34
U.S. Treasury 4.625% 2040		1,350	1,605
U.S. Treasury 1.75% 2041		4,460	3,379
U.S. Treasury 1.875% 2041		84,016	65,661
U.S. Treasury 2.25% 2041[13]		43,475	36,137
U.S. Treasury 3.125% 2041		100	96
U.S. Treasury 2.375% 2042		1,144	966
U.S. Treasury 2.75% 2042		3,350	2,989
U.S. Treasury 2.75% 2042		100	89
U.S. Treasury 3.25% 2042		2,344	2,278
U.S. Treasury 2.875% 2043		1,600	1,454
U.S. Treasury 3.125% 2044		940	888
U.S. Treasury 3.375% 2044		2,700	2,656
U.S. Treasury 2.875% 2045		1,250	1,132
U.S. Treasury 3.00% 2045		1,425	1,321
U.S. Treasury 3.00% 2045		1,125	1,040
U.S. Treasury 3.00% 2048		8,165	7,666
U.S. Treasury 2.375% 2049		100	84
U.S. Treasury 3.00% 2049		520	494
U.S. Treasury 1.25% 2050		12,110	7,671
U.S. Treasury 1.375% 2050		1,310	859
U.S. Treasury 1.625% 2050		5,855	4,100
U.S. Treasury 2.00% 2050[13]		22,480	17,356
U.S. Treasury 1.875% 2051[13]		152,050	113,616
U.S. Treasury 2.00% 2051		57,600	44,332
U.S. Treasury 2.375% 2051[13]		43,240	36,362
U.S. Treasury 2.25% 2052		54,913	44,993
U.S. Treasury 2.875% 2052		1,453	1,367
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		246,288	248,801
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]		123,664	125,444
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]		153,366	155,907
U.S. Treasury Inflation-Protected Security 0.125% 2027[3]		12,848	12,643
U.S. Treasury Inflation-Protected Security 0.125% 2051[3,13]		25,441	19,439
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[7,8]		448	422
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[7,8]		1,400	1,300
Ukraine 7.75% 2022[10]		44,660	22,330
Ukraine 7.75% 2024		12,460	3,226
Ukraine 8.994% 2024		4,127	1,091
Ukraine 7.75% 2027		2,300	600
Ukraine 6.876% 2029		9,540	2,364
Ukraine 7.375% 2032[2]		560	140
Ukraine 1.258% 2040[8]		1,000	254
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]		16,050	12,984
Uniform Mortgage-Backed Security 2.50% 2052[4,12]		71,290	64,059
Uniform Mortgage-Backed Security 3.50% 2052[4,12]		94,129	90,444
Uniform Mortgage-Backed Security 4.00% 2052[4,12]		63,388	62,419
Uniform Mortgage-Backed Security 4.00% 2052[4,12]		7,215	7,092
Uniform Mortgage-Backed Security 4.50% 2052[4,12]		87,140	87,145
Uniform Mortgage-Backed Security 5.00% 2052[4,12]		37,730	38,332
Uniform Mortgage-Backed Security 5.00% 2052[4,12]		8,900	9,061
Union Electric Co. 3.90% 2052		3,845	3,392

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Union Pacific Corp. 2.80% 2032	USD	4,000	$3,565
Union Pacific Corp. 4.30% 2049		1,550	1,455
Union Pacific Corp. 3.839% 2060		302	253
Union Pacific Corp. 3.799% 2071		302	243
Unisys Corp. 6.875% 2027[2]		100	87
United Mexican States 3.25% 2030		3,840	3,389
United Mexican States 5.00% 2051		1,020	850
United Mexican States 4.40% 2052		860	650
United Mexican States 3.75% 2071		1,290	824
United Overseas Bank, Ltd. 3.863% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 10/7/2027)[1,2]		1,135	1,087
United Rentals, Inc. 4.875% 2028		475	450
United Technologies Corp. 3.65% 2023		185	185
United Technologies Corp. 3.125% 2027		250	239
United Technologies Corp. 4.125% 2028		4,100	4,050
United Technologies Corp. 4.50% 2042		500	478
UnitedHealth Group, Inc. 3.75% 2025		2,160	2,160
UnitedHealth Group, Inc. 3.70% 2027		1,854	1,849
UnitedHealth Group, Inc. 4.20% 2032		1,778	1,778
UnitedHealth Group, Inc. 4.25% 2048		986	922
UnitedHealth Group, Inc. 3.25% 2051		952	749
UnitedHealth Group, Inc. 4.75% 2052		300	300
Universal Entertainment Corp. 8.50% 2024[2]		500	485
Univision Communications, Inc. 4.50% 2029[2]		1,405	1,180
Univision Communications, Inc. 7.375% 2030[2]		547	535
US Foods, Inc. 4.625% 2030[2]		215	182
Vale Overseas, Ltd. 3.75% 2030		5,755	5,053
Valeant Pharmaceuticals International, Inc. 9.00% 2025[2]		175	130
Valvoline, Inc. 3.625% 2031[2]		733	588
Venator Materials Corp. 5.75% 2025[2]		854	685
Venator Materials Corp. 9.50% 2025[2]		665	668
Venezuela (Bolivarian Republic of) 7.00% 2018[6]		60	5
Venezuela (Bolivarian Republic of) 7.75% 2019[6]		1,074	83
Venezuela (Bolivarian Republic of) 6.00% 2020[6]		883	68
Venezuela (Bolivarian Republic of) 12.75% 2022[6]		80	7
Venezuela (Bolivarian Republic of) 9.00% 2023[6]		1,289	110
Venezuela (Bolivarian Republic of) 8.25% 2024[6]		279	24
Venezuela (Bolivarian Republic of) 7.65% 2025[6]		120	10
Venezuela (Bolivarian Republic of) 11.75% 2026[6]		60	5
Venezuela (Bolivarian Republic of) 9.25% 2027[6]		159	14
Venezuela (Bolivarian Republic of) 9.25% 2028[6]		2,498	219
Venezuela (Bolivarian Republic of) 11.95% 2031[6]		99	9
Venezuela (Bolivarian Republic of) 7.00% 2038[6]		99	9
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]		860	755
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]		1,060	909
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]		475	393
Verizon Communications, Inc. 4.329% 2028		3,315	3,300
Verizon Communications, Inc. 1.68% 2030		2,500	2,017
Verizon Communications, Inc. 3.15% 2030		3,500	3,186
Verizon Communications, Inc. 1.75% 2031		10,873	8,744
Verizon Communications, Inc. 2.55% 2031		26,475	22,659
Verizon Communications, Inc. 3.40% 2041		1,800	1,469
Verizon Communications, Inc. 3.85% 2042		443	379
Verizon Communications, Inc. 2.875% 2050		1,325	942
Verizon Communications, Inc. 3.55% 2051		1,594	1,281
Vertical U.S. Newco, Inc. 5.25% 2027[2]		250	223
VICI Properties LP 4.375% 2025		1,052	1,029
VICI Properties LP 4.75% 2028		2,729	2,610
VICI Properties LP 4.625% 2029[2]		492	441
VICI Properties LP 4.95% 2030		1,867	1,773
VICI Properties LP 5.125% 2032		961	908
VICI Properties LP 5.625% 2052		291	265
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[2]		848	808
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]		750	661
VICI Properties LP / VICI Note Co., Inc. 4.50% 2028[2]		1,735	1,584
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[2]		140	121
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]		250	216
Vigorous Champion International, Ltd. 4.25% 2029		2,000	1,857
Virginia Electric and Power Co. 2.40% 2032		5,844	5,000

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Vistra Corp. 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.93% on 10/15/2026)[1,2]	USD	350	$338
Vistra Corp. 7.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.74% on 12/15/2026)[1,2]		700	637
Vistra Operations Co., LLC 5.625% 2027[2]		345	325
Volkswagen Group of America Finance, LLC 3.125% 2023[2]		13,942	13,847
Volkswagen Group of America Finance, LLC 4.25% 2023[2]		11,700	11,707
Volkswagen Group of America Finance, LLC 4.625% 2025[2]		5,845	5,847
VZ Secured Financing BV 5.00% 2032[2]		950	790
W. R. Grace Holdings, LLC 5.625% 2029[2]		270	199
Walt Disney Company 2.65% 2031		7,360	6,484
Warner Music Group 3.75% 2029[2]		1,175	983
Warrior Met Coal, Inc. 7.875% 2028[2]		700	668
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]		772	729
Weatherford International, Ltd. 11.00% 2024[2]		139	140
Weatherford International, Ltd. 6.50% 2028[2]		650	585
Weatherford International, Ltd. 8.625% 2030[2]		520	433
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		2,396	2,359
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		21,635	20,511
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]		3,285	2,827
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		2,312	2,143
WESCO Distribution, Inc. 7.125% 2025[2]		320	320
WESCO Distribution, Inc. 7.25% 2028[2]		347	344
Western Gas Partners LP 5.45% 2044		82	68
Western Global Airlines, LLC 10.375% 2025[2]		735	709
Western Midstream Operating, LP 4.75% 2028		160	146
Westlake Chemical Corp. 5.00% 2046		260	249
Westlake Chemical Corp. 4.375% 2047		505	432
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		17,000	16,128
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]		2,279	2,085
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		3,425	2,730
Westpac Banking Corp. 2.963% 2040		400	290
WeWork Companies, LLC 5.00% 2025[2]		450	291
Williams Companies, Inc. 3.50% 2030		4,995	4,507
Williams Companies, Inc. 2.60% 2031		860	721
Willis North America, Inc. 4.65% 2027		500	492
Wisconsin Electric Power Co. 2.85% 2051		1,469	1,070
Wyndham Destinations, Inc. 6.625% 2026[2]		500	475
Wyndham Worldwide Corp. 4.375% 2028[2]		90	79
Xcel Energy, Inc. 3.35% 2026		5,134	4,963
Xcel Energy, Inc. 1.75% 2027		840	751
Xcel Energy, Inc. 2.35% 2031		3,254	2,690
Xcel Energy, Inc. 4.60% 2032		1,025	1,018
Xiaomi Best Time International, Ltd. 2.875% 2031[2]		780	605
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[7,8]		1,050	992
Ziggo Bond Co. BV 5.125% 2030[2]		525	412
Ziggo Bond Finance BV 4.875% 2030[2]		530	451
ZipRecruiter, Inc. 5.00% 2030[2]		550	463
			6,258,447

Total bonds, notes & other debt instruments (cost: $14,431,237,000)			12,208,163

Convertible bonds & notes 0.01%
U.S. dollars 0.01%
Airbnb, Inc., convertible notes, 0% 2026		543	454
DISH DBS Corp., convertible notes, 3.375% 2026		390	264
Ford Motor Co., convertible notes, 0% 2026		186	171
Penn National Gaming, Inc., convertible notes, 2.75% 2026		87	129

Total convertible bonds & notes (cost: $1,402,000)			1,018

28	Capital World Bond Fund

Convertible stocks 0.00%		Shares		Value (000)
U.S. dollars 0.00%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[2]			300	$345

Total convertible stocks (cost: $315,000)				345

Preferred securities 0.00%
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,10,11,14]			277	88

Total preferred securities (cost: $287,000)				88

Common stocks 0.01%
U.S. dollars 0.01%
Chesapeake Energy Corp.			11,204	909
Bighorn Permian Resources, LLC[10,11,14]			2,668	14
Constellation Oil Services Holding SA, Class B-1[10,11,14]			3,023,297	—	[5]

Total common stocks (cost: $577,000)				923

Short-term securities 8.74%
Money market investments 8.74%
Capital Group Central Cash Fund 1.38%[15,16]			11,530,840	1,152,854

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.00%
Egyptian Treasury 9/20/2022	14.048%	EGP	3,950	203
Egyptian Treasury 12/27/2022	13.672		1,325	66
				269

Total short-term securities (cost: $1,153,269,000)				1,153,123
Total investment securities 101.30% (cost: $15,587,087,000)				13,363,660
Other assets less liabilities (1.30)%				(171,672)

Net assets 100.00%				$13,191,988

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	15	February 2023	USD(6,041)	$ (5)
3 Month SONIA Futures	Long	262	March 2023	77,441	(1,308)
3 Month SOFR Futures	Short	34	March 2023	(8,217)	(10)
2 Year Euro-Schatz Futures	Long	399	September 2022	45,637	(138)
2 Year U.S. Treasury Note Futures	Long	440	September 2022	92,407	40
3 Year Australian Treasury Bond Futures	Short	306	September 2022	(22,697)	53
5 Year Euro-Bobl Futures	Long	1,637	September 2022	213,047	(2,095)
5 Year U.S. Treasury Note Futures	Long	5,418	September 2022	608,171	(1,150)
10 Year Euro-Bund Futures	Long	2,426	September 2022	378,247	5,535
10 Year Italy Government Bond Futures	Short	2,253	September 2022	(290,690)	1,741
10 Year Japanese Government Bond Futures	Long	58	September 2022	63,527	366
10 Year Canadian Government Bond Futures	Short	39	September 2022	(3,757)	139
10 Year Ultra U.S. Treasury Note Futures	Short	1,212	September 2022	(154,379)	1,567
10 Year U.S. Treasury Note Futures	Short	2,228	September 2022	(264,088)	1,298
10 Year UK Gilt Futures	Short	213	September 2022	(29,553)	(395)
20 Year U.S. Treasury Bond Futures	Long	1,783	September 2022	247,168	(3,103)

Capital World Bond Fund	29

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
30 Year Euro-Buxl Futures	Long	350	September 2022	USD59,991	$(4,323)
30 Year Ultra U.S. Treasury Bond Futures	Long	304	September 2022	46,921	(697)
					$(2,485)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	25,485	AUD	35,240	UBS AG	7/11/2022	$ 1,159
USD	23,531	GBP	18,600	Bank of New York Mellon	7/11/2022	886
USD	30,248	GBP	24,152	Barclays Bank PLC	7/11/2022	843
USD	39,063	CAD	49,290	HSBC Bank	7/11/2022	769
USD	15,638	AUD	21,725	JPMorgan Chase	7/11/2022	641
USD	16,508	HUF	6,044,230	Bank of America	7/11/2022	561
USD	11,760	PLN	50,650	HSBC Bank	7/11/2022	476
USD	22,532	MXN	445,580	Bank of America	7/11/2022	419
USD	28,865	JPY	3,869,735	Morgan Stanley	7/11/2022	326
USD	7,955	EUR	7,438	Morgan Stanley	7/11/2022	155
JPY	1,206,570	EUR	8,371	JPMorgan Chase	7/11/2022	119
USD	14,210	EUR	13,440	BNP Paribas	7/11/2022	115
USD	460	ZAR	7,413	Morgan Stanley	7/11/2022	5
EUR	32,669	DKK	243,030	HSBC Bank	7/11/2022	(7)
MXN	28,292	USD	1,433	Goldman Sachs	7/11/2022	(29)
ZAR	17,751	USD	1,150	Citibank	7/11/2022	(60)
CAD	14,556	USD	11,384	Morgan Stanley	7/11/2022	(76)
HUF	11,892,260	EUR	30,349	Citibank	7/11/2022	(449)
JPY	6,570,395	USD	49,077	JPMorgan Chase	7/11/2022	(621)
AUD	32,260	USD	23,221	JPMorgan Chase	7/11/2022	(952)
DKK	354,220	USD	50,935	Bank of America	7/11/2022	(992)
GBP	30,760	USD	38,524	Barclays Bank PLC	7/11/2022	(1,074)
JPY	14,114,730	USD	105,284	Morgan Stanley	7/11/2022	(1,189)
CAD	76,775	USD	61,055	UBS AG	7/11/2022	(1,409)
EUR	218,676	USD	233,888	Morgan Stanley	7/11/2022	(4,561)
USD	16,579	BRL	80,410	Bank of America	7/12/2022	1,272
USD	16,131	PEN	59,910	Bank of America	7/12/2022	504
USD	760	BRL	3,650	Citibank	7/12/2022	65
USD	568	MYR	2,500	Bank of America	7/12/2022	— [5]
CLP	466,072	USD	562	Citibank	7/12/2022	(55)
COP	2,510,176	USD	661	Citibank	7/12/2022	(57)
BRL	104,100	USD	19,918	JPMorgan Chase	7/12/2022	(100)
USD	104,891	EUR	98,235	Standard Chartered Bank	7/13/2022	1,857
USD	50,210	MXN	990,126	BNP Paribas	7/13/2022	1,091
USD	61,516	DKK	428,570	Standard Chartered Bank	7/13/2022	1,080
USD	9,532	NZD	14,880	Standard Chartered Bank	7/13/2022	239
USD	13,484	EUR	12,801	UBS AG	7/13/2022	58
USD	615	ZAR	9,790	Standard Chartered Bank	7/13/2022	14
EUR	2,297	USD	2,396	Morgan Stanley	7/13/2022	13
TRY	953	USD	51	Morgan Stanley	7/13/2022	6
EUR	259	USD	271	JPMorgan Chase	7/13/2022	— [5]
EUR	145	USD	152	Goldman Sachs	7/13/2022	— [5]
EUR	1,136	USD	1,193	JPMorgan Chase	7/13/2022	(2)
EUR	19,085	DKK	141,980	Bank of New York Mellon	7/13/2022	(4)
EUR	3,260	USD	3,449	JPMorgan Chase	7/13/2022	(30)
EUR	9,967	USD	10,489	Bank of America	7/13/2022	(36)
EUR	2,747	USD	2,933	Standard Chartered Bank	7/13/2022	(52)
CZK	98,330	USD	4,225	Citibank	7/13/2022	(68)

30	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
ZAR	38,456	USD	2,490	Goldman Sachs	7/13/2022	$ (130)
SEK	135,600	USD	13,751	UBS AG	7/13/2022	(490)
EUR	105,053	USD	110,850	Goldman Sachs	7/13/2022	(665)
GBP	25,067	USD	31,397	Morgan Stanley	7/13/2022	(877)
CNH	226,071	USD	33,441	Goldman Sachs	7/14/2022	333
CNH	231,972	USD	34,454	Standard Chartered Bank	7/14/2022	202
JPY	18,293,105	USD	136,561	Citibank	7/14/2022	(1,624)
MYR	156,890	USD	35,632	Standard Chartered Bank	7/15/2022	37
USD	761	BRL	3,932	Citibank	7/15/2022	13
MYR	130,000	USD	29,552	HSBC Bank	7/15/2022	4
MYR	40,360	USD	9,174	Standard Chartered Bank	7/15/2022	2
MYR	54,370	USD	12,359	HSBC Bank	7/15/2022	2
EUR	134	USD	140	Morgan Stanley	7/15/2022	1
EUR	254	USD	266	JPMorgan Chase	7/15/2022	— [5]
USD	89,194	MYR	392,340	Standard Chartered Bank	7/15/2022	(4)
USD	606	MXN	12,473	Goldman Sachs	7/15/2022	(13)
USD	5,257	EUR	5,040	JPMorgan Chase	7/15/2022	(29)
USD	51,691	CAD	66,860	UBS AG	7/15/2022	(251)
CNH	1,190,380	USD	176,044	Citibank	7/18/2022	1,784
GBP	44,320	USD	53,537	Morgan Stanley	7/18/2022	430
EUR	70,116	USD	73,157	JPMorgan Chase	7/18/2022	409
USD	11,727	IDR	170,395,000	Citibank	7/18/2022	336
USD	2,070	SEK	21,030	Bank of New York Mellon	7/18/2022	13
EUR	526	USD	552	Goldman Sachs	7/18/2022	— [5]
EUR	1,950	USD	2,064	Citibank	7/18/2022	(18)
USD	5,980	EUR	5,721	Barclays Bank PLC	7/18/2022	(23)
USD	15,212	EUR	14,580	JPMorgan Chase	7/18/2022	(85)
IDR	47,329,141	USD	3,257	Citibank	7/18/2022	(93)
CLP	2,125,368	USD	2,454	Goldman Sachs	7/18/2022	(148)
USD	58,064	CNH	392,619	Citibank	7/18/2022	(589)
PLN	87,740	USD	19,473	BNP Paribas	7/20/2022	49
USD	28,850	JPY	3,823,280	Goldman Sachs	7/21/2022	635
KRW	124,706,374	USD	96,484	Citibank	7/21/2022	300
EUR	50,500	USD	52,949	JPMorgan Chase	7/21/2022	47
PLN	12,140	USD	2,673	JPMorgan Chase	7/21/2022	28
USD	610	BRL	3,170	Citibank	7/21/2022	9
USD	1,329	BRL	6,957	Citibank	7/21/2022	9
USD	364	EUR	344	Barclays Bank PLC	7/21/2022	3
USD	291	ZAR	4,683	JPMorgan Chase	7/21/2022	3
BRL	2,310	USD	437	Morgan Stanley	7/21/2022	1
THB	228,770	USD	6,508	UBS AG	7/21/2022	(20)
EUR	39,160	USD	41,122	Bank of America	7/21/2022	(26)
CAD	25,143	USD	19,435	UBS AG	7/25/2022	97
USD	9,447	EUR	8,962	UBS AG	7/25/2022	40
JPY	423,550	USD	3,115	UBS AG	7/25/2022	11
EUR	444	USD	470	JPMorgan Chase	7/25/2022	(4)
USD	1,499	CAD	1,939	UBS AG	7/25/2022	(8)
JPY	698,178	USD	5,185	Goldman Sachs	7/25/2022	(32)
EUR	139,417	DKK	1,037,180	BNP Paribas	7/25/2022	(35)
USD	89,032	EUR	84,445	UBS AG	7/27/2022	376
USD	80,510	MXN	1,621,830	Citibank	7/27/2022	267
USD	19,280	GBP	15,745	Standard Chartered Bank	7/27/2022	104
USD	28,202	EUR	26,775	Bank of America	7/27/2022	92
HUF	7,005,140	USD	18,361	BNP Paribas	7/27/2022	72
CHF	5,200	USD	5,438	UBS AG	7/27/2022	18
JPY	5,117,300	USD	37,767	Citibank	7/27/2022	11
DKK	244,190	EUR	32,828	JPMorgan Chase	7/27/2022	4
USD	139	ILS	480	Goldman Sachs	7/27/2022	2
MXN	19,247	USD	955	Citibank	7/27/2022	(3)
EUR	35,723	DKK	265,730	JPMorgan Chase	7/27/2022	(5)
ZAR	31,738	USD	1,982	JPMorgan Chase	7/27/2022	(37)
USD	60,253	CNH	403,810	UBS AG	7/27/2022	(63)

Capital World Bond Fund	31

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
JPY	5,053,220	USD	37,372	BNP Paribas	7/27/2022	$ (66)
EUR	104,890	USD	110,588	UBS AG	7/27/2022	(467)
JPY	50,474,950	USD	375,539	UBS AG	7/27/2022	(2,908)
USD	19,470	COP	79,174,493	Morgan Stanley	7/28/2022	500
USD	293	CLP	263,686	JPMorgan Chase	7/28/2022	8
COP	3,158,701	USD	783	Citibank	7/28/2022	(26)
USD	49,007	AUD	68,467	Citibank	7/29/2022	1,737
USD	2,921	INR	229,240	Standard Chartered Bank	8/4/2022	29
USD	607	PEN	2,296	Citibank	8/4/2022	10
USD	388	PEN	1,456	JPMorgan Chase	8/4/2022	9
USD	572	IDR	8,500,000	Citibank	8/4/2022	4
PEN	68,880	USD	18,344	JPMorgan Chase	8/4/2022	(423)
BRL	9,580	USD	1,822	Citibank	8/5/2022	(12)
BRL	692,000	USD	118,656	JPMorgan Chase	8/10/2022	11,903
USD	9,052	BRL	45,245	Goldman Sachs	8/10/2022	515
USD	11,333	BRL	59,650	Citibank	8/10/2022	79
USD	43,121	BRL	240,700	Citibank	8/10/2022	(2,292)
USD	80,370	BRL	451,300	JPMorgan Chase	8/10/2022	(4,776)
USD	30,154	EUR	28,090	Morgan Stanley	8/29/2022	587
CAD	51,130	USD	41,093	BNP Paribas	9/9/2022	(1,366)
USD	10,083	AUD	14,000	Goldman Sachs	9/21/2022	412
USD	3,000	NOK	28,207	Bank of America	9/21/2022	131
EUR	4,000	NOK	40,602	Bank of America	9/21/2022	87
USD	2,500	CAD	3,145	JPMorgan Chase	9/21/2022	57
USD	876	NZD	1,350	Goldman Sachs	9/21/2022	34
EUR	5,000	USD	5,397	Citibank	9/21/2022	(125)
SEK	53,417	USD	5,500	Bank of America	9/21/2022	(259)
JPY	1,200,000	USD	9,238	Goldman Sachs	9/21/2022	(340)
PLN	12,500	USD	3,069	BNP Paribas	11/9/2022	(331)
USD	40,349	HUF	14,455,020	Bank of America	1/20/2023	3,467
USD	41,479	CZK	986,410	Morgan Stanley	1/20/2023	599
CZK	984,840	USD	44,251	Goldman Sachs	1/20/2023	(3,436)
HUF	14,349,550	USD	43,821	Bank of America	1/20/2023	(7,208)
PLN	191,770	USD	46,242	BNP Paribas	2/2/2023	(4,678)
						$ (7,223)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	(received) (000)	at 6/30/2022 (000)
0.11108502%	Annual	SONIA	Annual	4/9/2023	GBP20,140	$(417)	$4	$(421)
1.3467%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/18/2023	NZD25,000	(430)	—	(430)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	32,742	(589)	—	(589)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	279,022	(5,047)	—	(5,047)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,068	(2,002)	—	(2,002)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	270,134	(4,955)	—	(4,955)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,558	(824)	—	(824)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,558	(820)	—	(820)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	48,917	(903)	—	(903)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	90,549	(1,643)	—	(1,643)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	90,448	(1,707)	—	(1,707)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	89,953	(1,702)	—	(1,702)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	90,327	(1,713)	—	(1,713)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	79,737	(1,515)	—	(1,515)

32	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	(received) (000)	at 6/30/2022 (000)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD90,950	$(1,715)	$—	$(1,715)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	90,850	(1,691)	—	(1,691)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	90,850	(1,675)	—	(1,675)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	100,996	(1,841)	—	(1,841)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(50)	—	(50)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	7,460	(104)	—	(104)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,777)	—	(1,777)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,791)	—	(1,791)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(154)	—	(154)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP181,740	(835)	—	(835)
2.42%	Annual	SONIA	Annual	5/5/2024	362,400	(1,983)	—	(1,983)
2.363%	Annual	SONIA	Annual	5/11/2024	315,760	(1,915)	—	(1,915)
2.9588%	Annual	SONIA	Annual	6/9/2024	212,500	262	—	262
4.67%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(161)	—	(161)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	22,300	(120)	—	(120)
SONIA	Annual	0.4234505%	Annual	4/9/2026	GBP2,190	204	3	201
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN108,000	(457)	—	(457)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(443)	—	(443)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	284,300	(1,186)	—	(1,186)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	373,600	(1,562)	—	(1,562)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	459,600	(1,880)	—	(1,880)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	740,700	(3,057)	—	(3,057)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	1,095,600	(4,590)	—	(4,590)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	1,267,300	(5,198)	—	(5,198)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	865,950	(3,600)	—	(3,600)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(36)	—	(36)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(37)	—	(37)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP6,000	(490)	—	(490)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(568)	—	(568)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(834)	—	(834)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,324)	—	(1,324)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,900	(1,343)	—	(1,343)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,683	(1,841)	—	(1,841)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,900	124	—	124
7.84%	28-day	28-day MXN-TIIE	28-day	2/22/2027	MXN760,700	(1,686)	—	(1,686)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	335,300	(765)	—	(765)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	338,800	(764)	—	(764)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(1,909)	—	(1,909)
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP17,370	(2,135)	(27)	(2,108)
SONIA	Annual	0.70119%	Annual	4/21/2031	4,190	669	5	664
0.9221376%	Annual	SONIA	Annual	4/9/2041	11,750	(2,953)	(92)	(2,861)
SONIA	Annual	0.8601%	Annual	4/21/2051	550	190	3	187
0.86006881%	Annual	SONIA	Annual	4/21/2051	760	(262)	(4)	(258)
SONIA	Annual	0.945094%	Annual	9/30/2051	310	101	6	95
SONIA	Annual	1.1228%	Annual	10/8/2051	1,700	476	—	476
SONIA	Annual	1.0147%	Annual	1/28/2052	890	276	—	276
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(21)	—	(21)
						$(76,718)	$(102)	$(76,616)

Capital World Bond Fund	33

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD356,699	$10,743	$(5,476)	$16,219
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR199,558	1,860	(2,528)	4,388
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD356,007	165	(3,488)	3,653
CDX.EM.37	1.00%	Quarterly	6/20/2027	191,950	19,246	16,005	3,241
					$32,014	$4,513	$27,501

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD7,924	$(120)	$380	$(500)

Investments in affiliates[16]

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 8.74%
Money market investments 8.74%
Capital Group Central Cash Fund 1.38%[15]	$1,132,236	$2,848,745	$2,827,837	$(30)	$(260)	$1,152,854	$2,416

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $797,417,000, which represented 6.04% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,732,000, which represented .09% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,011,000, which represented .18% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $140,845,000, which represented 1.07% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 6/30/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

34	Capital World Bond Fund

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CMT = Constant Maturity Treasury

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

GHS = Ghanaian credi

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

Capital World Bond Fund	35

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,434,088)	$12,210,806
Affiliated issuers (cost: $1,152,999)	1,152,854	$13,363,660
Cash		6,445
Cash denominated in currencies other than U.S. dollars (cost: $5,565)		5,564
Unrealized appreciation on open forward currency contracts		38,585
Receivables for:
Sales of investments	958,013
Sales of fund’s shares	7,154
Dividends and interest	83,537
Closed forward currency contracts	14,464
Variation margin on futures contracts	23,269
Variation margin on centrally cleared swap contracts	9,627
Other	814	1,096,878
		14,511,132
Liabilities:
Unrealized depreciation on open forward currency contracts		45,808
Unrealized depreciation on unfunded commitments		2
Payables for:
Purchases of investments	1,230,815
Repurchases of fund’s shares	13,748
Investment advisory services	4,719
Services provided by related parties	1,737
Trustees’ deferred compensation	229
Closed forward currency contracts	8,505
Variation margin on futures contracts	11,389
Variation margin on centrally cleared swap contracts	1,251
Other	941	1,273,334
Net assets at June 30, 2022		$13,191,988

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,003,683
Total accumulated loss		(2,811,695)
Net assets at June 30, 2022		$13,191,988

Refer to the notes to financial statements.

36	Capital World Bond Fund

Financial statements (continued)

Statement of assets and liabilities at June 30, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (795,122 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,338,505	261,376	$16.60
Class C	61,838	3,792	16.31
Class T	9	1	16.58
Class F-1	108,961	6,580	16.56
Class F-2	982,385	59,293	16.57
Class F-3	970,342	58,515	16.58
Class 529-A	238,370	14,315	16.65
Class 529-C	8,651	526	16.46
Class 529-E	9,533	577	16.53
Class 529-T	10	1	16.58
Class 529-F-1	8	1	16.52
Class 529-F-2	35,769	2,155	16.59
Class 529-F-3	8	1	16.58
Class R-1	5,787	352	16.42
Class R-2	74,712	4,555	16.40
Class R-2E	5,621	340	16.55
Class R-3	99,513	6,005	16.57
Class R-4	72,161	4,351	16.59
Class R-5E	21,777	1,314	16.57
Class R-5	32,307	1,945	16.61
Class R-6	6,125,721	369,127	16.60

Refer to the notes to financial statements.

Capital World Bond Fund	37

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $1,208)	$187,447
Dividends (includes $2,416 from affiliates)	2,772	$190,219
Fees and expenses*:
Investment advisory services	31,084
Distribution services	7,644
Transfer agent services	6,557
Administrative services	2,168
529 plan services	90
Reports to shareholders	318
Registration statement and prospectus	446
Trustees’ compensation	6
Auditing and legal	40
Custodian	535
Other	31	48,919
Net investment income		141,300

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $2,731):
Unaffiliated issuers	(303,230)
Affiliated issuers	(30)
Futures contracts	4,016
Forward currency contracts	(184,085)
Swap contracts	33,123
Currency transactions	(12,808)	(463,014)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $86):
Unaffiliated issuers	(2,180,143)
Affiliated issuers	(260)
Futures contracts	(70)
Forward currency contracts	6,108
Swap contracts	(23,545)
Currency translations	1,229	(2,196,681)
Net realized loss and unrealized depreciation		(2,659,695)

Net decrease in net assets resulting from operations		$(2,518,395)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

38	Capital World Bond Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$141,300	$268,444
Net realized (loss) gain	(463,014)	77,438
Net unrealized depreciation	(2,196,681)	(1,120,730)
Net decrease in net assets resulting from operations	(2,518,395)	(774,848)

Distributions paid to shareholders	(146,045)	(434,469)

Net capital share transactions	(66,911)	2,308,912

Total (decrease) increase in net assets	(2,731,351)	1,099,595

Net assets:
Beginning of period	15,923,339	14,823,744
End of period	$13,191,988	$15,923,339

*	Unaudited.

Refer to the notes to financial statements.

Capital World Bond Fund	39

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

40	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital World Bond Fund	41

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

42	Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,081,406	$—	$2,081,406
Japanese yen	—	956,394	—	956,394
Chinese yuan renminbi	—	566,782	—	566,782
British pounds	—	436,654	—	436,654
Canadian dollars	—	371,605	—	371,605
Mexican pesos	—	317,415	—	317,415
Australian dollars	—	279,450	—	279,450
Danish kroner	—	264,403	—	264,403
Colombian pesos	—	147,387	—	147,387
Brazilian reais	—	81,124	—	81,124
Malaysian ringgits	—	80,929	—	80,929
Indonesian rupiah	—	69,193	—	69,193
Polish zloty	—	63,388	—	63,388
Chilean pesos	—	52,305	—	52,305
South Korean won	—	49,826	—	49,826
Russian rubles	—	30,909	—	30,909
South African rand	—	29,237	—	29,237
Hungarian forints	—	15,999	—	15,999
Czech korunas	—	13,984	—	13,984
Indian rupees	—	12,133	—	12,133
Thai baht	—	7,989	—	7,989
Norwegian kroner	—	7,648	—	7,648
Ukrainian hryvnia	—	4,633	—	4,633
Romanian leu	—	3,599	—	3,599
Peruvian nuevos soles	—	1,924	—	1,924
Israeli shekels	—	1,329	—	1,329
Turkish lira	—	1,156	—	1,156
New Zealand dollars	—	715	—	715
Ghanaian cedi	—	200	—	200
U.S. dollars	—	6,257,210	1,237	6,258,447
Convertible bonds & notes	—	1,018	—	1,018
Convertible stocks	—	345	—	345
Preferred securities	—	—	88	88
Common stocks	909	—	14	923
Short-term securities	1,152,854	269	—	1,153,123
Total	$1,153,763	$12,208,558	$1,339	$13,363,660

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,739	$—	$—	$10,739
Unrealized appreciation on open forward currency contracts	—	38,585	—	38,585
Unrealized appreciation on centrally cleared interest rate swaps	—	2,285	—	2,285
Unrealized appreciation on centrally cleared credit default swaps	—	27,501	—	27,501
Liabilities:
Unrealized depreciation on futures contracts	(13,224)	—	—	(13,224)
Unrealized depreciation on open forward currency contracts	—	(45,808)	—	(45,808)
Unrealized depreciation on centrally cleared interest rate swaps	—	(78,901)	—	(78,901)
Unrealized depreciation on centrally cleared credit default swaps	—	(500)	—	(500)
Total	$(2,485)	$(56,838)	$—	$(59,323)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund	43

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

44	Capital World Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital World Bond Fund	45

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2022, the fund’s maximum exposure of unfunded bond commitments was $426,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized depreciation of $2,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,167,189,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,978,119,000.

46	Capital World Bond Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,278,068,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $564,086,000.

Capital World Bond Fund	47

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,739	Unrealized depreciation*	$13,224
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	38,585	Unrealized depreciation on open forward currency contracts	45,808
Forward currency	Currency	Receivables for closed forward currency contracts	14,464	Payables for closed forward currency contracts	8,505
Swap (centrally cleared)	Interest	Unrealized appreciation*	2,285	Unrealized depreciation*	78,901
Swap (centrally cleared)	Credit	Unrealized appreciation*	27,501	Unrealized depreciation*	500
			$93,574		$146,938

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$4,016	Net unrealized depreciation on futures contracts	$(70)
Forward currency	Currency	Net realized loss on forward currency contracts	(184,085)	Net unrealized appreciation on forward currency contracts	6,108
Swap	Interest	Net realized gain on swap contracts	26,851	Net unrealized depreciation on swap contracts	(51,293)

Swap	Credit	Net realized gain on swap contracts	6,272	Net unrealized appreciation on swap contracts	27,748
			$(146,946)		$(17,507)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

48	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$6,533	$(6,533)	$—	$—	$—
Bank of New York Mellon	899	(4)	(895)	—	—
Barclays Bank PLC	846	(846)	—	—	—
BNP Paribas	1,327	(1,327)	—	—	—
Citibank	4,630	(4,630)	—	—	—
Goldman Sachs	2,960	(2,960)	—	—	—
HSBC Bank	1,251	(7)	—	(1,130)	114
JPMorgan Chase	26,563	(10,042)	(16,452)	—	69
Morgan Stanley	2,623	(2,623)	—	—	—
Standard Chartered Bank	3,658	(56)	—	(3,602)	—
UBS AG	1,759	(1,759)	—	—	—
Total	$53,049	$(30,787)	$(17,347)	$(4,732)	$183
Liabilities:
Bank of America	$8,521	$(6,533)	$(1,988)	$—	$—
Bank of New York Mellon	4	(4)	—	—	—
Barclays Bank PLC	1,097	(846)	(251)	—	—
BNP Paribas	6,476	(1,327)	(4,895)	—	254
Citibank	10,854	(4,630)	(6,224)	—	—
Goldman Sachs	4,937	(2,960)	(1,844)	—	133
HSBC Bank	7	(7)	—	—	—
JPMorgan Chase	10,042	(10,042)	—	—	—
Morgan Stanley	6,703	(2,623)	(4,080)	—	—
Standard Chartered Bank	56	(56)	—	—	—
UBS AG	5,616	(1,759)	(3,857)	—	—
Total	$54,313	$(30,787)	$(23,139)	$—	$908

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital World Bond Fund	49

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$63,236
Capital loss carryforward[1]	(98,996)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$105,082
Gross unrealized depreciation on investments	(2,397,528)
Net unrealized depreciation on investments	(2,292,446)
Cost of investments	15,591,992

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022					Year ended December 31, 2021
Share class	Ordinary income[2]		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$42,849		$—	$42,849		$112,101		$34,715		$146,816
Class C	363		—	363		1,173		608		1,781
Class T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,055		—	1,055		2,983		968		3,951
Class F-2	11,733		—	11,733		29,166		7,543		36,709
Class F-3	12,445		—	12,445		30,276		7,371		37,647
Class 529-A	2,276		—	2,276		5,951		1,895		7,846
Class 529-C	48		—	48		160		93		253
Class 529-E	84		—	84		223		78		301
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	403		—	403		955		258		1,213
Class 529-F-3	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-1	36		—	36		87		42		129
Class R-2	465		—	465		1,280		603		1,883
Class R-2E	44		—	44		113		42		155
Class R-3	854		—	854		2,330		818		3,148
Class R-4	761		—	761		1,911		558		2,469
Class R-5E	244		—	244		564		149		713
Class R-5	356		—	356		1,289		332		1,621
Class R-6	72,029		—	72,029		151,548		36,286		187,834
Total	$146,045		$—	$146,045		$342,110		$92,359		$434,469

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2022.
[3]	Amount less than one thousand.

50	Capital World Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2022, the investment advisory services fees were $31,084,000, which were equivalent to an annualized rate of 0.430% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Capital World Bond Fund	51

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $90,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,018	$5,061		$736		Not applicable
Class C	362	75		11		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	153	145		18		Not applicable
Class F-2	Not applicable	649		169		Not applicable
Class F-3	Not applicable	3		172		Not applicable
Class 529-A	300	252		39		$73
Class 529-C	50	10		1		3
Class 529-E	26	4		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	14		6		11
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	30	3		1		Not applicable
Class R-2	308	154		12		Not applicable
Class R-2E	19	7		1		Not applicable
Class R-3	276	90		17		Not applicable
Class R-4	102	43		12		Not applicable
Class R-5E	Not applicable	19		4		Not applicable
Class R-5	Not applicable	11		5		Not applicable
Class R-6	Not applicable	17		962		Not applicable
Total class-specific expenses	$7,644	$6,557		$2,168		$90

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $6,000 in the fund’s statement of operations reflects $28,000 in current fees (either paid in cash or deferred) and a net decrease of $22,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

52	Capital World Bond Fund

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $21,617,000 and $152,100,000, respectively, which generated $5,594,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$136,779		7,422	$42,413		2,444		$(521,793)	(28,974)	$(342,601)	(19,108)
Class C	4,334		236	361		21		(16,582)	(924)	(11,887)	(667)
Class T	—	†	1	—		—		—	—	— †	1
Class F-1	2,443		135	1,030		59		(13,287)	(732)	(9,814)	(538)
Class F-2	139,864		7,694	11,573		668		(234,889)	(13,140)	(83,452)	(4,778)
Class F-3	168,264		8,973	12,254		706		(305,278)	(16,863)	(124,760)	(7,184)
Class 529-A	10,553		577	2,276		131		(22,785)	(1,238)	(9,956)	(530)
Class 529-C	730		40	48		3		(2,295)	(127)	(1,517)	(84)
Class 529-E	321		18	84		5		(796)	(44)	(391)	(21)
Class 529-T	—		—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—		—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,524		194	403		23		(3,621)	(196)	306	21
Class 529-F-3	—		—	—	†	1		—	—	— †	1
Class R-1	850		46	36		2		(412)	(23)	474	25
Class R-2	7,632		422	465		27		(12,121)	(666)	(4,024)	(217)
Class R-2E	789		43	44		3		(1,315)	(72)	(482)	(26)
Class R-3	11,764		644	852		49		(20,262)	(1,100)	(7,646)	(407)
Class R-4	12,268		658	761		44		(17,587)	(963)	(4,558)	(261)
Class R-5E	2,750		149	244		14		(2,265)	(125)	729	38
Class R-5	6,683		380	356		20		(22,975)	(1,188)	(15,936)	(788)
Class R-6	622,541		33,731	72,029		4,160		(145,966)	(8,057)	548,604	29,834
Total net increase (decrease)	$1,132,089		61,363	$145,229		8,380		$(1,344,229)	(74,432)	$(66,911)	(4,689)

Refer to the end of the table for footnotes.

Capital World Bond Fund	53

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$683,215	32,923	$145,411		7,137		$(784,033)	(37,996)	$44,593	2,064
Class C	13,841	681	1,775		89		(38,008)	(1,869)	(22,392)	(1,099)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,241	495	3,862		190		(46,934)	(2,267)	(32,831)	(1,582)
Class F-2	454,055	21,946	36,211		1,781		(299,343)	(14,576)	190,923	9,151
Class F-3	425,194	20,563	36,996		1,818		(223,580)	(10,819)	238,610	11,562
Class 529-A	36,640	1,761	7,843		384		(58,554)	(2,820)	(14,071)	(675)
Class 529-C	2,886	141	253		12		(8,095)	(395)	(4,956)	(242)
Class 529-E	1,211	59	301		15		(2,643)	(128)	(1,131)	(54)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	9,273	448	1,212		59		(7,847)	(380)	2,638	127
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,728	84	129		6		(2,419)	(118)	(562)	(28)
Class R-2	19,248	941	1,882		94		(26,574)	(1,299)	(5,444)	(264)
Class R-2E	2,363	115	155		7		(2,330)	(112)	188	10
Class R-3	30,480	1,470	3,146		155		(41,684)	(2,015)	(8,058)	(390)
Class R-4	27,877	1,348	2,468		121		(27,221)	(1,316)	3,124	153
Class R-5E	7,537	364	713		35		(5,669)	(273)	2,581	126
Class R-5	13,118	630	1,621		80		(11,608)	(559)	3,131	151
Class R-6	1,947,355	94,091	187,833		9,225		(222,619)	(10,751)	1,912,569	92,565
Total net increase (decrease)	$3,686,262	178,060	$431,811		21,208		$(1,809,161)	(87,693)	$2,308,912	111,575

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,031,944,000 and $8,130,225,000, respectively, during the six months ended June 30, 2022.

11. Ownership concentration

At June 30, 2022, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 14% and 11%, respectively. CRMC is the investment adviser to the two target date retirement funds.

54	Capital World Bond Fund

Financial Highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
06/30/2022[5,6]	$19.92	$.15	$(3.31)	$(3.16)	$(.16)	$—	$—	$(.16)	$16.60	(15.90)%[7]	$4,338		.93%[8]		.93%[8]		1.70%[8]
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40)	(.12)	—	(.52)	19.92	(5.17)	5,586		.92		.92		1.50
12/31/2020	20.26	.34	1.64	1.98	(.40)	(.29)	—	(.69)	21.55	9.90	5,999		.93		.93		1.62
12/31/2019	19.25	.44	1.03	1.47	(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
12/31/2018	19.97	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
12/31/2017	18.96	.42	.95	1.37	(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
Class C:
06/30/2022[5,6]	19.57	.08	(3.25)	(3.17)	(.09)	—	—	(.09)	16.31	(16.21)[7]	62		1.68	[8]	1.68	[8]	.95	[8]
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25)	(.12)	—	(.37)	19.57	(5.82)	87		1.65		1.65		.77
12/31/2020	19.91	.18	1.61	1.79	(.24)	(.29)	—	(.53)	21.17	9.09	118		1.67		1.67		.90
12/31/2019	18.92	.29	1.01	1.30	(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
12/31/2018	19.63	.28	(.73)	(.45)	(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
12/31/2017	18.64	.26	.93	1.19	(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
Class T:
06/30/2022[5,6]	19.90	.17	(3.31)	(3.14)	(.18)	—	—	(.18)	16.58	(15.79)[7,9]	—	[10]	.66	[8,9]	.66	[8,9]	1.93	[8,9]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45)	(.12)	—	(.57)	19.90	(4.98)[9]	—	[10]	.68	[9]	.68	[9]	1.71	[9]
12/31/2020	20.26	.38	1.64	2.02	(.45)	(.29)	—	(.74)	21.54	10.13 [9]	—	[10]	.68	[9]	.68	[9]	1.83	[9]
12/31/2019	19.25	.49	1.03	1.52	(.44)	(.07)	—	(.51)	20.26	7.93 [9]	—	[10]	.69	[9]	.69	[9]	2.44	[9]
12/31/2018	19.97	.49	(.75)	(.26)	(.46)	—	—	(.46)	19.25	(1.32)[9]	—	[10]	.72	[9]	.72	[9]	2.48	[9]
12/31/2017[5,11]	19.32	.35	.60	.95	(.12)	—	(.18)	(.30)	19.97	4.95 [7,9]	—	[10]	.73	[8,9]	.73	[8,9]	2.37	[8,9]
Class F-1:
06/30/2022[5,6]	19.87	.15	(3.30)	(3.15)	(.16)	—	—	(.16)	16.56	(15.90)[7]	109		.96	[8]	.96	[8]	1.67	[8]
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39)	(.12)	—	(.51)	19.87	(5.20)	141		.94		.94		1.48
12/31/2020	20.21	.33	1.65	1.98	(.40)	(.29)	—	(.69)	21.50	9.93	187		.93		.93		1.62
12/31/2019	19.20	.45	1.02	1.47	(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
12/31/2018	19.92	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
12/31/2017	18.92	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
Class F-2:
06/30/2022[5,6]	19.88	.18	(3.30)	(3.12)	(.19)	—	—	(.19)	16.57	(15.73)[7]	982		.59	[8]	.59	[8]	2.03	[8]
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47)	(.12)	—	(.59)	19.88	(4.85)	1,274		.59		.59		1.84
12/31/2020	20.23	.40	1.64	2.04	(.47)	(.29)	—	(.76)	21.51	10.25	1,182		.60		.60		1.95
12/31/2019	19.22	.51	1.02	1.53	(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
12/31/2018	19.94	.51	(.75)	(.24)	(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
12/31/2017	18.93	.47	.95	1.42	(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
Class F-3:
06/30/2022[5,6]	19.90	.19	(3.31)	(3.12)	(.20)	—	—	(.20)	16.58	(15.71)[7]	970		.48	[8]	.48	[8]	2.15	[8]
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49)	(.12)	—	(.61)	19.90	(4.74)	1,307		.48		.48		1.95
12/31/2020	20.24	.42	1.65	2.07	(.49)	(.29)	—	(.78)	21.53	10.39	1,166		.50		.50		2.07
12/31/2019	19.23	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
12/31/2018	19.95	.52	(.75)	(.23)	(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
12/31/2017[5,12]	19.08	.48	.83	1.31	(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770		.55	[8]	.55	[8]	2.58	[8]
Class 529-A:
06/30/2022[5,6]	19.98	.15	(3.32)	(3.17)	(.16)	—	—	(.16)	16.65	(15.91)[7]	238		.96	[8]	.96	[8]	1.67	[8]
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40)	(.12)	—	(.52)	19.98	(5.18)	297		.94		.94		1.48
12/31/2020	20.32	.33	1.64	1.97	(.39)	(.29)	—	(.68)	21.61	9.84	335		.96		.96		1.59
12/31/2019	19.30	.44	1.03	1.47	(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
12/31/2018	20.02	.43	(.75)	(.32)	(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	.41	.95	1.36	(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07

Refer to the end of the table for footnotes.

Capital World Bond Fund	55

Financial Highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
06/30/2022[5,6]	$19.75	$.08	$(3.28)	$(3.20)	$(.09)	$—	$—	$(.09)	$16.46	(16.24)%[7]	$9		1.72%[8]		1.72%[8]		.90%[8]
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24)	(.12)	—	(.36)	19.75	(5.88)	12		1.69		1.69		.73
12/31/2020	20.07	.17	1.63	1.80	(.22)	(.29)	—	(.51)	21.36	9.04	18		1.71		1.71		.86
12/31/2019	19.07	.28	1.02	1.30	(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
12/31/2018	19.78	.28	(.74)	(.46)	(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
12/31/2017	18.77	.25	.94	1.19	(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
Class 529-E:
06/30/2022[5,6]	19.84	.14	(3.31)	(3.17)	(.14)	—	—	(.14)	16.53	(15.99)[7]	10		1.11	[8]	1.11	[8]	1.52	[8]
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36)	(.12)	—	(.48)	19.84	(5.36)	12		1.10		1.10		1.32
12/31/2020	20.18	.30	1.65	1.95	(.37)	(.29)	—	(.66)	21.47	9.76	14		1.10		1.10		1.45
12/31/2019	19.18	.40	1.02	1.42	(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
12/31/2017	18.89	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
Class 529-T:
06/30/2022[5,6]	19.90	.17	(3.31)	(3.14)	(.18)	—	—	(.18)	16.58	(15.81)[7,9]	—	[10]	.72	[8,9]	.72	[8,9]	1.89	[8,9]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44)	(.12)	—	(.56)	19.90	(5.02)[9]	—	[10]	.72	[9]	.72	[9]	1.67	[9]
12/31/2020	20.26	.37	1.64	2.01	(.44)	(.29)	—	(.73)	21.54	10.07 [9]	—	[10]	.73	[9]	.73	[9]	1.80	[9]
12/31/2019	19.25	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.26	7.87 [9]	—	[10]	.76	[9]	.76	[9]	2.40	[9]
12/31/2018	19.97	.48	(.75)	(.27)	(.45)	—	—	(.45)	19.25	(1.36)[9]	—	[10]	.76	[9]	.76	[9]	2.43	[9]
12/31/2017[5,11]	19.32	.34	.61	.95	(.12)	—	(.18)	(.30)	19.97	4.91 [7,9]	—	[10]	.78	[8,9]	.78	[8,9]	2.33	[8,9]
Class 529-F-1:
06/30/2022[5,6]	19.82	.17	(3.29)	(3.12)	(.18)	—	—	(.18)	16.52	(15.79)[7,9]	—	[10]	.75	[8,9]	.75	[8,9]	1.84	[8,9]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44)	(.12)	—	(.56)	19.82	(5.06)[9]	—	[10]	.75	[9]	.75	[9]	1.64	[9]
12/31/2020	20.19	.38	1.63	2.01	(.45)	(.29)	—	(.74)	21.46	10.08 [9]	—	[10]	.73	[9]	.73	[9]	1.86	[9]
12/31/2019	19.18	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
12/31/2018	19.90	.47	(.74)	(.27)	(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
12/31/2017	18.90	.45	.94	1.39	(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
Class 529-F-2:
06/30/2022[5,6]	19.91	.18	(3.31)	(3.13)	(.19)	—	—	(.19)	16.59	(15.80)[7]	36		.61	[8]	.61	[8]	2.02	[8]
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46)	(.12)	—	(.58)	19.91	(4.89)	43		.64		.64		1.78
12/31/2020[5,13]	21.00	.06	.87	.93	(.11)	(.27)	—	(.38)	21.55	4.47 [7]	43		.11	[7]	.11	[7]	.28	[7]
Class 529-F-3:
06/30/2022[5,6]	19.90	.19	(3.31)	(3.12)	(.20)	—	—	(.20)	16.58	(15.73)[7]	—	[10]	.52	[8]	.52	[8]	2.07	[8]
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48)	(.12)	—	(.60)	19.90	(4.85)	—	[10]	.57		.55		1.84
12/31/2020[5,13]	21.00	.06	.87	.93	(.12)	(.27)	—	(.39)	21.54	4.46 [7]	—	[10]	.13	[7]	.09	[7]	.30	[7]
Class R-1:
06/30/2022[5,6]	19.70	.09	(3.27)	(3.18)	(.10)	—	—	(.10)	16.42	(16.14)[7]	6		1.57	[8]	1.57	[8]	1.06	[8]
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26)	(.12)	—	(.38)	19.70	(5.81)	6		1.58		1.58		.84
12/31/2020	20.05	.19	1.63	1.82	(.26)	(.29)	—	(.55)	21.32	9.14	8		1.65		1.65		.91
12/31/2019	19.05	.30	1.02	1.32	(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
12/31/2018	19.77	.29	(.74)	(.45)	(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
12/31/2017	18.77	.27	.94	1.21	(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41

Refer to the end of the table for footnotes.

56	Capital World Bond Fund

Financial Highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
06/30/2022[5,6]	$19.68	$.09	$(3.27)	$(3.18)	$(.10)	$—	$—	$(.10)	$16.40	(16.17)%[7]	$75		1.60%[8]		1.60%[8]		1.03%[8]
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27)	(.12)	—	(.39)	19.68	(5.81)	94		1.58		1.58		.84
12/31/2020	20.03	.20	1.63	1.83	(.27)	(.29)	—	(.56)	21.30	9.20	107		1.59		1.59		.96
12/31/2019	19.04	.30	1.02	1.32	(.26)	(.07)	—	(.33)	20.03	6.93	109		1.62		1.62		1.54
12/31/2018	19.75	.30	(.73)	(.43)	(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
12/31/2017	18.76	.28	.94	1.22	(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
Class R-2E:
06/30/2022[5,6]	19.86	.12	(3.30)	(3.18)	(.13)	—	—	(.13)	16.55	(16.06)[7]	6		1.30	[8]	1.30	[8]	1.34	[8]
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33)	(.12)	—	(.45)	19.86	(5.52)	7		1.29		1.29		1.13
12/31/2020	20.21	.26	1.63	1.89	(.32)	(.29)	—	(.61)	21.49	9.47	8		1.32		1.32		1.24
12/31/2019	19.20	.36	1.04	1.40	(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
12/31/2018	19.93	.36	(.76)	(.40)	(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
12/31/2017	18.93	.34	.95	1.29	(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
Class R-3:
06/30/2022[5,6]	19.88	.13	(3.30)	(3.17)	(.14)	—	—	(.14)	16.57	(15.97)[7]	99		1.14	[8]	1.14	[8]	1.49	[8]
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36)	(.12)	—	(.48)	19.88	(5.38)	128		1.13		1.13		1.29
12/31/2020	20.23	.29	1.64	1.93	(.36)	(.29)	—	(.65)	21.51	9.64	146		1.15		1.15		1.41
12/31/2019	19.22	.40	1.03	1.43	(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
12/31/2018	19.94	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
12/31/2017	18.93	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
Class R-4:
06/30/2022[5,6]	19.90	.16	(3.30)	(3.14)	(.17)	—	—	(.17)	16.59	(15.87)[7]	72		.83	[8]	.83	[8]	1.80	[8]
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42)	(.12)	—	(.54)	19.90	(5.08)	92		.83		.83		1.59
12/31/2020	20.25	.35	1.64	1.99	(.42)	(.29)	—	(.71)	21.53	9.97	96		.84		.84		1.71
12/31/2019	19.23	.46	1.04	1.50	(.41)	(.07)	—	(.48)	20.25	7.81	89		.86		.86		2.30
12/31/2018	19.95	.45	(.74)	(.29)	(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
12/31/2017	18.95	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
Class R-5E:
06/30/2022[5,6]	19.88	.18	(3.30)	(3.12)	(.19)	—	—	(.19)	16.57	(15.75)[7]	22		.64	[8]	.64	[8]	1.99	[8]
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46)	(.12)	—	(.58)	19.88	(4.90)	25		.63		.63		1.79
12/31/2020	20.23	.39	1.64	2.03	(.46)	(.29)	—	(.75)	21.51	10.21	25		.63		.63		1.89
12/31/2019	19.22	.50	1.03	1.53	(.45)	(.07)	—	(.52)	20.23	7.98	8		.66		.66		2.48
12/31/2018	19.94	.50	(.75)	(.25)	(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
12/31/2017	18.94	.46	.94	1.40	(.16)	—	(.24)	(.40)	19.94	7.41	—	[10]	.74		.72		2.33
Class R-5:
06/30/2022[5,6]	19.93	.19	(3.32)	(3.13)	(.19)	—	—	(.19)	16.61	(15.72)[7]	32		.54	[8]	.54	[8]	2.07	[8]
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48)	(.12)	—	(.60)	19.93	(4.79)	55		.53		.53		1.89
12/31/2020	20.27	.42	1.64	2.06	(.48)	(.29)	—	(.77)	21.56	10.33	56		.54		.54		2.01
12/31/2019	19.26	.52	1.03	1.55	(.47)	(.07)	—	(.54)	20.27	8.06	52		.56		.56		2.61
12/31/2018	19.98	.51	(.74)	(.23)	(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
12/31/2017	18.97	.49	.95	1.44	(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
Class R-6:
06/30/2022[5,6]	19.92	.19	(3.31)	(3.12)	(.20)	—	—	(.20)	16.60	(15.75)[7]	6,126		.48	[8]	.48	[8]	2.16	[8]
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49)	(.12)	—	(.61)	19.92	(4.74)	6,757		.48		.48		1.95
12/31/2020	20.26	.43	1.64	2.07	(.49)	(.29)	—	(.78)	21.55	10.40	5,316		.48		.48		2.07
12/31/2019	19.25	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.26	8.14	4,294		.50		.50		2.65
12/31/2018	19.97	.52	(.74)	(.22)	(.50)	—	—	(.50)	19.25	(1.11)	3,124		.52		.52		2.67
12/31/2017	18.96	.50	.95	1.45	(.17)	—	(.27)	(.44)	19.97	7.72	2,562		.54		.54		2.56

Refer to the end of the table for footnotes.

Capital World Bond Fund	57

Financial Highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	40%	65%	100%	120%	99%	95%
Including mortgage dollar roll transactions	65%	89%	143%	163%	128%	111%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage doller rolls.

Refer to the notes to financial statements.

58	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	59

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$841.04	$4.25	.93%
Class A – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class C – actual return	1,000.00	837.91	7.66	1.68
Class C – assumed 5% return	1,000.00	1,016.46	8.40	1.68
Class T – actual return	1,000.00	842.07	3.01	.66
Class T – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-1 – actual return	1,000.00	841.00	4.38	.96
Class F-1 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class F-2 – actual return	1,000.00	842.72	2.70	.59
Class F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-3 – actual return	1,000.00	842.88	2.19	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	840.92	4.38	.96
Class 529-A – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-C – actual return	1,000.00	837.65	7.84	1.72
Class 529-C – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class 529-E – actual return	1,000.00	840.12	5.06	1.11
Class 529-E – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class 529-T – actual return	1,000.00	841.87	3.29	.72
Class 529-T – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-F-1 – actual return	1,000.00	842.06	3.43	.75
Class 529-F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 529-F-2 – actual return	1,000.00	841.99	2.79	.61
Class 529-F-2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-F-3 – actual return	1,000.00	842.68	2.38	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 – actual return	1,000.00	838.60	7.16	1.57
Class R-1 – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2 – actual return	1,000.00	838.25	7.29	1.60
Class R-2 – assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class R-2E – actual return	1,000.00	839.42	5.93	1.30
Class R-2E – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-3 – actual return	1,000.00	840.30	5.20	1.14
Class R-3 – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class R-4 – actual return	1,000.00	841.32	3.79	.83
Class R-4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-5E – actual return	1,000.00	842.53	2.92	.64
Class R-5E – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 – actual return	1,000.00	842.82	2.47	.54
Class R-5 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-6 – actual return	1,000.00	842.54	2.19	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

60	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

Capital World Bond Fund	61

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

62	Capital World Bond Fund

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Capital World Bond Fund	67

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. FTSE indexes are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2022